DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.3%
Australia — 4.2%
ANZ Group Holdings Ltd.
18,872 415,851
APA Group (a)
7,166 41,317
Aristocrat Leisure Ltd.
3,672 174,732
ASX Ltd.
1,106 45,268
BHP Group Ltd.
31,896 901,563
BlueScope Steel Ltd.
2,639 39,637
Brambles Ltd.
10,117 171,817
CAR Group Ltd.
2,329 61,639
Cochlear Ltd.
422 83,282
Coles Group Ltd.
9,303 145,390
Commonwealth Bank of
Australia
10,219 1,138,937
Computershare Ltd.
3,495 87,306
CSL Ltd.
2,957 411,987
Evolution Mining Ltd.
12,127 68,730
Fortescue Ltd.
10,682 134,923
Goodman Group REIT
12,283 276,126
Insurance Australia Group Ltd.
12,452 70,980
Lottery Corp. Ltd.
15,067 57,980
Macquarie Group Ltd.
2,192 323,004
Medibank Pvt Ltd.
17,282 57,682
MMG Ltd. *
18,846 12,475
National Australia Bank Ltd.
18,898 529,218
Northern Star Resources Ltd.
8,766 108,370
Origin Energy Ltd.
9,412 79,583
Pro Medicus Ltd.
277 54,169
Qantas Airways Ltd.
5,983 46,008
QBE Insurance Group Ltd.
9,612 136,191
REA Group Ltd.
221 36,307
Rio Tinto Ltd.
2,207 166,782
Santos Ltd.
20,507 107,635
Scentre Group REIT
32,075 85,645
SGH Ltd.
1,346 44,494
Sigma Healthcare Ltd.
28,266 57,716
Sonic Healthcare Ltd.
2,916 45,896
South32 Ltd.
27,940 49,736
Stockland REIT
17,207 69,819
Suncorp Group Ltd.
6,929 96,498
Telstra Group Ltd.
25,796 82,554
Transurban Group (a)
19,812 189,303
Vicinity Ltd. REIT
25,393 43,042
Washington H Soul Pattinson &
Co. Ltd.
1,311 37,545
Wesfarmers Ltd.
7,191 432,072
Westpac Banking Corp.
21,036 531,545
WiseTech Global Ltd.
1,192 79,407
Woodside Energy Group Ltd.
11,966 206,821
Woolworths Group Ltd.
7,707 145,263
(Cost $6,587,663)
8,182,245
Number
of Shares Value $
Austria — 0.1%
Erste Group Bank AG
2,082 198,025
OMV AG
896 49,330
Verbund AG
429 30,590
(Cost $166,363)
277,945
Belgium — 0.5%
Ageas SA/NV
917 64,583
Anheuser-Busch InBev SA/NV
5,899 369,493
D'ieteren Group
159 34,431
Elia Group SA/NV
454 51,945
Groupe Bruxelles Lambert NV
534 46,917
KBC Group NV
1,427 168,197
Lotus Bakeries NV
2 19,584
Sofina SA
103 31,161
Syensqo SA
467 41,238
UCB SA
734 171,613
(Cost $867,618)
999,162
Brazil — 0.9%
Ambev SA
33,738 76,849
B3 SA - Brasil Bolsa Balcao
31,431 75,246
Banco Bradesco SA
9,033 24,058
Banco BTG Pactual S.A
6,907 57,148
Banco do Brasil SA
11,531 45,491
BB Seguridade Participacoes SA
3,790 22,942
BRF SA
3,410 12,975
Caixa Seguridade Participacoes
S/A
4,395 11,430
Centrais Eletricas Brasileiras SA
7,450 61,861
Cia de Saneamento Basico do
Estado de Sao Paulo
3,115 70,374
CPFL Energia SA
1,773 12,874
Embraer SA
3,929 55,219
Energisa SA
2,580 23,226
Engie Brasil Energia SA
1,304 9,606
Equatorial Energia SA
10,280 69,338
Jbs NV *
2,234 35,954
Klabin SA
4,054 13,840
Localiza Rent a Car SA
4,547 30,057
Motiva Infraestrutura de
Mobilidade SA
5,360 14,236
NU Holdings Ltd., Class A *
19,974 295,615
Petroleo Brasileiro SA
21,792 135,651
PRIO SA *
4,443 31,033
Raia Drogasil SA
6,634 21,474
Rede D'Or Sao Luiz SA, 144A
5,174 37,561
Rumo SA
6,691 17,956
Suzano SA
4,312 41,713
Telefonica Brasil SA
4,640 28,986
TIM SA
4,900 20,560
TOTVS SA
3,959 31,471
Ultrapar Participacoes SA
3,444 12,488

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Vale SA
22,186 227,349
Vibra Energia SA
5,454 24,183
WEG SA
10,854 75,392
XP, Inc., Class A
2,168 39,328
(Cost $1,479,983)
1,763,484
Canada — 8.0%
Agnico Eagle Mines Ltd.
3,077 443,643
Alamos Gold, Inc., Class A
2,332 71,046
Alimentation Couche-Tard, Inc.
4,567 231,484
AltaGas Ltd.
1,725 51,134
ARC Resources Ltd.
3,835 73,804
Atkinsrealis Group, Inc.
1,021 70,210
Bank of Montreal
4,435 536,682
Bank of Nova Scotia
7,591 474,082
Barrick Mining Corp.
10,446 278,616
BCE, Inc.
633 15,796
Bombardier, Inc., Class B *
543 63,483
Brookfield Corp.
8,307 546,017
CAE, Inc. *
2,006 54,088
Cameco Corp.
2,657 205,541
Canadian Imperial Bank of
Commerce
5,960 460,404
Canadian National Railway Co.
3,353 324,594
Canadian Natural Resources Ltd.
12,807 405,560
Canadian Pacific Kansas City
Ltd.
5,697 433,949
Canadian Tire Corp. Ltd., Class A
329 41,025
Canadian Utilities Ltd., Class A
885 24,636
CCL Industries, Inc., Class B
919 55,052
Celestica, Inc. *
781 152,123
Cenovus Energy, Inc.
8,509 141,512
CGI, Inc.
1,316 127,791
Constellation Software, Inc.
123 407,538
Descartes Systems Group, Inc. *
416 41,574
Dollarama, Inc.
1,725 235,208
Element Fleet Management
Corp.
2,450 65,293
Emera, Inc.
1,760 83,825
Empire Co. Ltd., Class A
842 32,684
Enbridge, Inc.
13,517 654,025
Fairfax Financial Holdings Ltd.
123 211,753
First Quantum Minerals Ltd. *
4,374 76,661
FirstService Corp.
281 56,572
Fortis, Inc.
3,220 160,256
Franco-Nevada Corp.
1,101 207,501
George Weston Ltd.
1,131 72,833
GFL Environmental, Inc.
1,530 76,536
Gildan Activewear, Inc.
970 52,959
Great-West Lifeco, Inc.
1,579 62,546
Hydro One Ltd., 144A
2,271 82,698
iA Financial Corp., Inc.
627 67,455
IGM Financial, Inc.
889 31,874
Number
of Shares Value $
Imperial Oil Ltd.
993 90,106
Intact Financial Corp.
1,094 219,087
Ivanhoe Mines Ltd., Class A *
4,844 42,820
Keyera Corp.
1,434 46,204
Kinross Gold Corp.
7,027 146,900
Loblaw Cos. Ltd.
3,544 144,743
Lundin Gold, Inc.
666 40,954
Lundin Mining Corp.
4,391 50,805
Magna International, Inc.
1,500 68,854
Manulife Financial Corp.
10,890 335,022
Metro, Inc.
1,185 84,939
National Bank of Canada
2,353 247,336
Nutrien Ltd.
2,896 166,905
Open Text Corp.
1,695 56,058
Pan American Silver Corp.
2,307 78,263
Pembina Pipeline Corp.
3,687 139,254
Power Corp. of Canada
3,644 154,240
Restaurant Brands International,
Inc.
1,920 121,588
Rogers Communications, Inc.,
Class B
2,381 85,316
Royal Bank of Canada
8,739 1,269,982
Saputo, Inc.
1,631 40,830
Shopify, Inc., Class A *
7,452 1,052,564
Stantec, Inc.
737 80,110
Sun Life Financial, Inc.
3,464 202,339
Suncor Energy, Inc.
7,932 327,884
TC Energy Corp.
6,593 343,344
Teck Resources Ltd., Class B
2,856 97,657
TELUS Corp.
3,081 50,791
TFI International, Inc.
491 46,521
Thomson Reuters Corp.
922 163,749
TMX Group Ltd.
1,862 74,366
Toromont Industries Ltd.
373 38,999
Toronto-Dominion Bank
10,659 800,347
Tourmaline Oil Corp.
2,364 100,388
Wheaton Precious Metals Corp.
2,794 280,590
Whitecap Resources, Inc., Class
Common Subs. Receipt
7,771 58,508
WSP Global, Inc.
865 176,156
(Cost $10,212,187)
15,486,582
Chile — 0.2%
Antofagasta PLC
2,396 69,465
Banco de Chile
299,844 42,965
Banco de Credito e Inversiones
SA
482 19,493
Banco Santander Chile
358,448 21,540
Cencosud SA
8,366 26,512
Empresas CMPC SA
7,004 10,982
Empresas Copec SA
2,082 15,505
Enel Americas SA
107,638 11,189
Enel Chile SA
123,794 8,681

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Falabella SA
4,372 24,884
Latam Airlines Group SA
1,429,025 35,975
(Cost $233,513)
287,191
China — 7.0%
360 Security Technology, Inc.,
Class A
3,700 6,027
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,900 5,253
3SBio, Inc., 144A *
10,747 40,200
AAC Technologies Holdings, Inc.
6,095 33,839
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
350 10,526
Agricultural Bank of China Ltd.,
Class A
29,100 28,685
Agricultural Bank of China Ltd.,
Class H
197,041 132,700
Aier Eye Hospital Group Co. Ltd.,
Class A
4,061 7,641
Air China Ltd., Class A *
6,900 7,315
Akeso, Inc., 144A *
3,824 76,377
Aluminum Corp. of China Ltd.,
Class A
7,300 8,026
Aluminum Corp. of China Ltd.,
Class H
18,664 16,592
Anhui Conch Cement Co. Ltd.,
Class A
6,600 22,567
Anhui Conch Cement Co. Ltd.,
Class H
6,511 20,463
Anhui Gujing Distillery Co. Ltd.,
Class A
100 2,405
Anhui Gujing Distillery Co. Ltd.,
Class B
1,726 24,625
Anhui Jianghuai Automobile
Group Corp. Ltd., Class A *
1,600 12,233
ANTA Sports Products Ltd.
8,281 101,979
Autohome, Inc., ADR
420 12,130
Avary Holding Shenzhen Co.
Ltd., Class A
1,900 15,954
AviChina Industry & Technology
Co. Ltd., Class H
21,910 12,423
BAIC BluePark New Energy
Technology Co. Ltd., Class A *
7,100 8,813
Baidu, Inc., Class A *
12,770 146,448
Bank of Beijing Co. Ltd., Class A
11,100 9,352
Bank of China Ltd., Class A
7,300 5,658
Bank of China Ltd., Class H
440,384 240,656
Bank of Communications Co.
Ltd., Class A
11,800 12,046
Bank of Communications Co.
Ltd., Class H
48,312 41,709
Bank of Hangzhou Co. Ltd.,
Class A
3,100 6,908
Bank of Jiangsu Co. Ltd., Class A
5,500 8,364
Bank of Nanjing Co. Ltd., Class A
3,100 4,841
Number
of Shares Value $
Bank of Ningbo Co. Ltd., Class A
2,210 8,757
Bank of Shanghai Co. Ltd., Class
A
5,590 7,488
Baoshan Iron & Steel Co. Ltd.,
Class A
10,200 9,926
Beijing Enlight Media Co. Ltd.,
Class A
7,000 19,423
Beijing Kingsoft Office Software,
Inc., Class A
26 1,221
Beijing Tong Ren Tang Co. Ltd.,
Class A
4,000 20,040
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A *
203 1,672
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
21,700 16,271
Bilibili, Inc., Class Z *
2,068 47,989
BOE Technology Group Co. Ltd.,
Class A
15,500 9,207
BYD Co. Ltd., Class A
1,800 28,829
BYD Co. Ltd., Class H
22,738 333,683
BYD Electronic International
Co. Ltd.
4,758 25,134
Cambricon Technologies Corp.
Ltd., Class A *
200 41,914
Capital Securities Co. Ltd., Class
A
2,700 8,106
CGN Power Co. Ltd., Class A
5,389 2,906
CGN Power Co. Ltd., Class H,
144A
57,302 21,611
Changchun High-Tech Industry
Group Co. Ltd., Class A
200 2,894
Chaozhou Three-Circle Group
Co. Ltd., Class A
1,100 6,830
China CITIC Bank Corp. Ltd.,
Class H
52,377 46,763
China Coal Energy Co. Ltd.,
Class H
10,449 12,680
China Communications Services
Corp. Ltd., Class H
14,234 8,454
China Construction Bank Corp.,
Class A
4,300 5,434
China Construction Bank Corp.,
Class H
586,097 564,632
China CSSC Holdings Ltd.,
Class A
1,300 6,823
China Eastern Airlines Corp.
Ltd., Class A *
8,400 4,801
China Energy Engineering Corp.
Ltd., Class A
17,700 6,089
China Everbright Bank Co. Ltd.,
Class A
14,000 7,431
China Everbright Bank Co. Ltd.,
Class H
13,497 6,060
China Feihe Ltd., 144A
21,663 12,199
China Galaxy Securities Co. Ltd.,
Class A
1,470 3,821

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
China Galaxy Securities Co. Ltd.,
Class H
18,478 26,477
China Hongqiao Group Ltd.
20,846 68,029
China International Capital Corp.
Ltd., Class A
1,700 9,202
China International Capital Corp.
Ltd., Class H, 144A
8,796 23,898
China Jushi Co. Ltd., Class A
4,400 9,644
China Life Insurance Co. Ltd.,
Class A
700 4,136
China Life Insurance Co. Ltd.,
Class H
48,403 149,142
China Literature Ltd., 144A *
2,048 10,656
China Longyuan Power Group
Corp. Ltd., Class H
18,611 16,043
China Mengniu Dairy Co. Ltd.
16,524 32,219
China Merchants Bank Co. Ltd.,
Class A
8,000 48,180
China Merchants Bank Co. Ltd.,
Class H
25,851 159,175
China Merchants Energy
Shipping Co. Ltd., Class A
6,700 6,106
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
5,300 7,747
China Merchants Securities Co.
Ltd., Class A
4,100 10,927
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
2,300 2,955
China Minsheng Banking Corp.
Ltd., Class A
13,500 8,720
China Minsheng Banking Corp.
Ltd., Class H
28,898 16,459
China National Building Material
Co. Ltd., Class H
31,644 22,894
China National Nuclear Power
Co. Ltd., Class A
5,600 7,006
China National Software &
Service Co. Ltd., Class A *
1,100 8,274
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
1,300 10,370
China Oilfield Services Ltd.,
Class H
10,996 9,987
China Pacific Insurance Group
Co. Ltd., Class A
2,100 11,887
China Pacific Insurance Group
Co. Ltd., Class H
16,680 75,874
China Petroleum & Chemical
Corp., Class A
9,200 7,376
China Petroleum & Chemical
Corp., Class H
142,825 78,966
China Railway Group Ltd., Class
A
6,200 4,945
China Railway Group Ltd., Class
H
18,491 9,369
China Resources
Microelectronics Ltd., Class A
622 4,577
Number
of Shares Value $
China Resources Mixc Lifestyle
Services Ltd., 144A
3,535 17,567
China Resources Pharmaceutical
Group Ltd., 144A
14,040 8,789
China Shenhua Energy Co. Ltd.,
Class A
2,516 13,238
China Shenhua Energy Co. Ltd.,
Class H
21,552 96,432
China State Construction
Engineering Corp. Ltd., Class
A
13,900 10,911
China Three Gorges Renewables
Group Co. Ltd., Class A
12,800 7,639
China Tourism Group Duty Free
Corp. Ltd., Class A
800 7,784
China Tower Corp. Ltd., Class
H, 144A
28,465 42,868
China United Network
Communications Ltd., Class A
10,000 8,004
China Vanke Co. Ltd., Class A *
3,300 3,146
China Vanke Co. Ltd., Class H *
11,678 7,955
China Yangtze Power Co. Ltd.,
Class A
8,700 34,316
Chongqing Changan Automobile
Co. Ltd., Class A
3,040 5,366
Chongqing Rural Commercial
Bank Co. Ltd., Class A
7,100 6,271
Chongqing Zhifei Biological
Products Co. Ltd., Class A
1,200 3,793
CITIC Ltd.
28,947 41,292
CITIC Securities Co. Ltd., Class A
3,430 15,162
CITIC Securities Co. Ltd., Class
H
9,539 35,021
CMOC Group Ltd., Class A
6,163 10,696
CMOC Group Ltd., Class H
22,003 33,560
CNPC Capital Co. Ltd., Class A
7,900 14,066
Contemporary Amperex
Technology Co. Ltd., Class A
1,386 59,589
Contemporary Amperex
Technology Co. Ltd., Class H
463 25,195
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A
2,600 3,779
COSCO SHIPPING Holdings Co.
Ltd., Class A
6,330 13,582
COSCO SHIPPING Holdings Co.
Ltd., Class H
16,269 28,279
CRRC Corp. Ltd., Class A
8,000 8,616
CRRC Corp. Ltd., Class H
22,253 17,898
CSC Financial Co. Ltd., Class A
1,960 7,805
CSPC Pharmaceutical Group
Ltd.
52,062 67,252
Daqin Railway Co. Ltd., Class A
7,700 6,822
Dongfang Electric Corp. Ltd.,
Class A
100 278
East Money Information Co. Ltd.,
Class A
5,434 22,059

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Eastroc Beverage Group Co.
Ltd., Class A
100 4,338
Ecovacs Robotics Co. Ltd., Class
A
200 2,721
ENN Energy Holdings Ltd.
4,040 32,390
Eoptolink Technology, Inc. Ltd.,
Class A
700 35,012
Eve Energy Co. Ltd., Class A
900 7,227
Everbright Securities Co. Ltd.,
Class A
1,800 5,068
Flat Glass Group Co. Ltd., Class
A
8,300 20,699
Focus Media Information
Technology Co. Ltd., Class A
3,200 3,734
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
1,821 10,596
Fosun International Ltd.
21,044 14,280
Foxconn Industrial Internet Co.
Ltd., Class A
4,300 32,502
Fuyao Glass Industry Group Co.
Ltd., Class A
1,100 10,142
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
3,192 28,171
Ganfeng Lithium Group Co. Ltd.,
Class A
700 3,924
GDS Holdings Ltd., Class A *
6,239 27,019
Genscript Biotech Corp. *
6,892 15,207
GF Securities Co. Ltd., Class A
2,000 6,145
Giant Biogene Holding Co. Ltd.,
144A
1,520 10,519
GigaDevice Semiconductor, Inc.,
Class A
168 3,750
GoerTek, Inc., Class A
1,500 7,734
Goldwind Science & Technology
Co. Ltd., Class A
4,300 6,895
Gotion High-tech Co. Ltd., Class
A
1,500 7,682
Great Wall Motor Co. Ltd., Class
A
1,200 4,356
Great Wall Motor Co. Ltd., Class
H
12,420 29,618
Gree Electric Appliances, Inc. of
Zhuhai, Class A
1,000 5,982
Guangdong Haid Group Co. Ltd.,
Class A
400 3,454
Guanghui Energy Co. Ltd., Class
A
2,500 1,861
Guangzhou Automobile Group
Co. Ltd., Class A
3,800 4,189
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
800 2,416
Guolian Minsheng Securities Co.
Ltd., Class A
12,600 21,638
Guosen Securities Co. Ltd.,
Class A
5,900 12,286
Guotai Haitong Securities Co.
Ltd.
5,600 16,490
Number
of Shares Value $
Guotai Haitong Securities Co.
Ltd., Class H, 144A
8,614 18,000
H World Group Ltd., ADR
1,409 51,922
Haidilao International Holding
Ltd., 144A
9,239 16,344
Haier Smart Home Co. Ltd.,
Class A
2,100 7,743
Haier Smart Home Co. Ltd.,
Class H
14,207 47,821
Haitian International Holdings
Ltd.
4,489 12,680
Hangzhou First Applied Material
Co. Ltd., Class A
1,097 2,312
Hangzhou Silan Microelectronics
Co. Ltd., Class A
800 3,647
Hansoh Pharmaceutical Group
Co. Ltd., 144A
6,949 32,109
Henan Shuanghui Investment &
Development Co. Ltd., Class A
1,100 3,895
Hengan International Group Co.
Ltd.
3,819 12,130
Hengli Petrochemical Co. Ltd.,
Class A
1,800 4,451
Hithink RoyalFlush Information
Network Co. Ltd., Class A
400 23,205
Horizon Robotics *
24,572 30,260
Hoshine Silicon Industry Co.
Ltd., Class A
500 3,702
Hua Hong Semiconductor Ltd.,
Class H, 144A *
2,689 18,558
Huadian Power International
Corp. Ltd., Class A
8,000 5,954
Huadong Medicine Co. Ltd.,
Class A
700 4,354
Hualan Biological Engineering,
Inc., Class A
670 1,609
Huaneng Power International,
Inc., Class A
3,500 3,627
Huaneng Power International,
Inc., Class H
33,381 23,937
Huatai Securities Co. Ltd., Class
A
1,700 5,175
Huatai Securities Co. Ltd., Class
H, 144A
9,693 24,532
Huaxia Bank Co. Ltd., Class A
2,800 2,976
Huayu Automotive Systems Co.
Ltd., Class A
1,700 4,571
Huizhou Desay Sv Automotive
Co. Ltd., Class A
300 5,355
Hundsun Technologies, Inc.,
Class A
1,456 7,665
Hygon Information Technology
Co. Ltd., Class A
639 17,454
Iflytek Co. Ltd., Class A
900 6,742
Imeik Technology Development
Co. Ltd., Class A
140 3,813
Industrial & Commercial Bank of
China Ltd., Class A
18,571 19,375

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Industrial & Commercial Bank of
China Ltd., Class H
401,567 297,228
Industrial Bank Co. Ltd., Class A
8,600 27,062
Industrial Securities Co. Ltd.,
Class A
1,950 1,865
Ingenic Semiconductor Co. Ltd.,
Class A
300 3,167
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A
32,600 12,772
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
2,600 2,041
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
2,100 8,425
Inner Mongolia Yitai Coal Co.
Ltd., Class B
6,200 12,549
Innovent Biologics, Inc., 144A *
9,177 114,014
J&T Global Express Ltd. *
679 906
JA Solar Technology Co. Ltd.,
Class A *
1,764 3,136
JD Health International, Inc.,
144A *
5,595 45,073
JD Logistics, Inc., 144A *
11,237 18,494
JD.com, Inc., Class A
14,820 223,949
Jiangsu Eastern Shenghong Co.
Ltd., Class A *
2,200 3,037
Jiangsu Expressway Co. Ltd.,
Class H
8,873 10,472
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
600 7,534
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
2,100 19,530
Jiangsu King's Luck Brewery JSC
Ltd., Class A
1,100 6,687
Jiangsu Yanghe Distillery Co.
Ltd., Class A
700 7,265
Jiangsu Zhongtian Technology
Co. Ltd., Class A
1,300 2,965
Jiangxi Copper Co. Ltd., Class A
2,200 8,619
Jiangxi Copper Co. Ltd., Class H
3,974 11,633
Jinko Solar Co. Ltd., Class A *
4,383 3,490
Kanzhun Ltd., ADR *
2,660 62,829
KE Holdings, Inc., ADR
3,892 68,421
Kingdee International Software
Group Co. Ltd. *
17,560 36,717
Kingsoft Corp. Ltd.
5,555 24,285
Kuaishou Technology, 144A *
16,609 160,540
Kuang-Chi Technologies Co.
Ltd., Class A
1,500 11,445
Kunlun Tech Co. Ltd., Class A *
1,400 8,257
Kweichow Moutai Co. Ltd.,
Class A
400 83,127
Lenovo Group Ltd.
42,241 60,039
Lens Technology Co. Ltd., Class
A
2,610 11,402
Li Auto, Inc., Class A *
7,650 89,988
Number
of Shares Value $
Li Ning Co. Ltd.
11,941 28,935
Lingyi iTech Guangdong Co.,
Class A
3,100 6,765
Longfor Group Holdings Ltd.,
144A
10,206 13,852
LONGi Green Energy Technology
Co. Ltd., Class A *
2,240 5,401
Luxshare Precision Industry Co.
Ltd., Class A
2,249 14,520
Luzhou Laojiao Co. Ltd., Class A
600 11,558
Mango Excellent Media Co. Ltd.,
Class A
1,200 4,395
Maxscend Microelectronics Co.
Ltd., Class A
160 1,860
Meitu, Inc., 144A *
20,450 31,008
Meituan, Class B, 144A *
30,528 402,184
Metallurgical Corp. of China
Ltd., Class A
5,900 2,825
Midea Group Co. Ltd.
1,939 20,334
Midea Group Co. Ltd., Class A
1,200 12,420
MINISO Group Holding Ltd.
2,200 13,580
Montage Technology Co. Ltd.,
Class A
617 10,648
Muyuan Foods Co. Ltd., Class A
4,434 34,219
NARI Technology Co. Ltd., Class
A
4,191 12,800
NAURA Technology Group Co.
Ltd., Class A
270 14,123
NetEase, Inc.
10,685 291,129
New China Life Insurance Co.
Ltd., Class A
1,300 12,457
New China Life Insurance Co.
Ltd., Class H
4,257 26,289
New Hope Liuhe Co. Ltd., Class
A
1,400 1,942
New Oriental Education &
Technology Group, Inc.
8,032 37,669
Ninestar Corp., Class A *
548 1,920
Ningbo Deye Technology Co.
Ltd., Class A
352 3,195
Ningbo Tuopu Group Co. Ltd.,
Class A
725 6,374
Ningxia Baofeng Energy Group
Co. Ltd., Class A
4,466 10,880
NIO, Inc., Class A *
9,847 63,916
Nongfu Spring Co. Ltd., Class
H, 144A
12,641 81,046
OmniVision Integrated Circuits
Group, Inc.
540 10,861
Oppein Home Group, Inc., Class
A
500 3,885
Orient Securities Co. Ltd., Class
A
2,048 3,307
People's Insurance Co. Group of
China Ltd., Class A
5,600 7,061
People's Insurance Co. Group of
China Ltd., Class H
44,854 40,162

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
PetroChina Co. Ltd., Class A
7,700 9,428
PetroChina Co. Ltd., Class H
118,225 113,895
Pharmaron Beijing Co. Ltd.,
Class A
900 3,824
PICC Property & Casualty Co.
Ltd., Class H
44,521 107,141
Ping An Bank Co. Ltd., Class A
6,600 11,167
Ping An Insurance Group Co. of
China Ltd., Class A
4,600 38,678
Ping An Insurance Group Co. of
China Ltd., Class H
39,507 285,324
Poly Developments and
Holdings Group Co. Ltd.,
Class A
3,900 4,359
Pop Mart International Group
Ltd., 144A
3,357 138,836
Postal Savings Bank of China
Co. Ltd., Class A
14,000 11,874
Postal Savings Bank of China
Co. Ltd., Class H, 144A
42,742 29,663
Power Construction Corp. of
China Ltd., Class A
5,900 4,905
Qfin Holdings, Inc., ADR
575 16,744
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,400 6,834
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
2,800 23,185
Rongsheng Petrochemical Co.
Ltd., Class A
2,550 3,588
SAIC Motor Corp. Ltd., Class A
2,400 6,332
Sanan Optoelectronics Co. Ltd.,
Class A
1,700 3,612
Sany Heavy Industry Co. Ltd.,
Class A
2,300 6,792
Satellite Chemical Co. Ltd.,
Class A
2,937 8,285
SDIC Power Holdings Co. Ltd.,
Class A
2,500 5,030
Seres Group Co. Ltd., Class A
500 9,612
SF Holding Co. Ltd., Class A
1,860 11,641
SG Micro Corp., Class A
253 2,763
Shaanxi Coal Industry Co. Ltd.,
Class A
4,300 12,305
Shandong Gold Mining Co. Ltd.,
Class A
2,200 10,306
Shandong Gold Mining Co. Ltd.,
Class H, 144A
4,780 18,003
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
900 3,467
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H
13,432 10,114
Shanghai Baosight Software Co.
Ltd., Class A
1,310 4,658
Shanghai Electric Group Co.
Ltd., Class A *
6,400 7,971
Number
of Shares Value $
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
1,100 4,455
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
1,300 3,408
Shanghai Pudong Development
Bank Co. Ltd., Class A
9,300 17,799
Shanghai Putailai New Energy
Technology Co. Ltd., Class A
1,160 3,652
Shanghai Rural Commercial
Bank Co. Ltd., Class A
7,000 8,551
Shanghai United Imaging
Healthcare Co. Ltd., Class A
246 4,898
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
2,100 11,202
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
1,600 1,586
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
420 11,914
Shenwan Hongyuan Group Co.
Ltd., Class A
11,900 9,124
Shenzhen Inovance Technology
Co. Ltd., Class A
1,050 11,062
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
390 13,296
Shenzhen Transsion Holdings
Co. Ltd., Class A
368 4,651
Shenzhou International Group
Holdings Ltd.
4,381 34,534
Sichuan Chuantou Energy Co.
Ltd., Class A
1,900 3,973
Sichuan Road & Bridge Group
Co. Ltd., Class A
3,920 4,767
Silergy Corp.
1,719 17,348
Sinopharm Group Co. Ltd.,
Class H
7,555 18,094
Sinotruk Hong Kong Ltd.
4,034 11,736
Smoore International Holdings
Ltd., 144A
10,110 24,524
Sungrow Power Supply Co. Ltd.,
Class A
700 9,816
Sunny Optical Technology Group
Co. Ltd.
5,922 63,242
SUPCON Technology Co. Ltd.,
Class A
248 1,811
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A
2,100 19,468
TAL Education Group, ADR *
2,303 24,458
TBEA Co. Ltd., Class A
1,950 3,877
TCL Technology Group Corp.,
Class A
1,280 834
TCL Zhonghuan Renewable
Energy Technology Co. Ltd.,
Class A *
1,375 1,618
Tencent Holdings Ltd.
40,064 3,065,637
Tencent Music Entertainment
Group, ADR
3,552 87,095

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Tianqi Lithium Corp., Class A *
800 4,938
Tingyi Cayman Islands Holding
Corp.
13,114 18,555
Tongcheng Travel Holdings Ltd.
5,989 16,856
TongFu Microelectronics Co.
Ltd., Class A
2,000 9,293
Tongwei Co. Ltd., Class A *
1,700 5,259
TravelSky Technology Ltd., Class
H
4,346 6,060
Trina Solar Co. Ltd., Class A *
1,184 2,755
Tsingtao Brewery Co. Ltd., Class
A
200 1,952
Tsingtao Brewery Co. Ltd., Class
H
3,845 24,933
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
475 5,441
Unisplendour Corp. Ltd., Class A
1,880 7,365
Vipshop Holdings Ltd., ADR
2,219 37,146
Wanhua Chemical Group Co.
Ltd., Class A
1,021 9,835
Weichai Power Co. Ltd., Class A
2,100 4,464
Weichai Power Co. Ltd., Class H
12,414 25,957
Wens Foodstuff Group Co. Ltd.,
Class A
2,440 6,232
Wingtech Technology Co. Ltd.,
Class A *
397 2,421
Wuliangye Yibin Co. Ltd., Class A
1,200 21,826
WUS Printed Circuit Kunshan
Co. Ltd., Class A
1,500 14,489
WuXi AppTec Co. Ltd., Class A
920 13,345
WuXi AppTec Co. Ltd., Class H,
144A
1,801 24,928
Wuxi Biologics Cayman, Inc.,
144A *
22,243 94,730
XCMG Construction Machinery
Co. Ltd., Class A
14,800 19,867
Xiaomi Corp., Class B, 144A *
104,327 707,290
Xinjiang Daqo New Energy Co.
Ltd., Class A *
1,551 7,011
Xinyi Solar Holdings Ltd.
24,571 10,622
XPeng, Inc., Class A *
7,484 80,547
Yadea Group Holdings Ltd., 144A
6,987 12,127
Yangzijiang Shipbuilding
Holdings Ltd.
17,100 38,782
Yankuang Energy Group Co. Ltd.,
Class A
1,365 2,482
Yankuang Energy Group Co. Ltd.,
Class H
17,253 20,029
Yealink Network Technology
Corp. Ltd., Class A
1,600 8,490
Yifeng Pharmacy Chain Co. Ltd.,
Class A
1,008 3,360
Yihai Kerry Arawana Holdings
Co. Ltd., Class A
1,000 4,726
Yonghui Superstores Co. Ltd.,
Class A *
24,300 17,675
Number
of Shares Value $
Yonyou Network Technology Co.
Ltd., Class A *
1,700 3,932
YTO Express Group Co. Ltd.,
Class A
900 2,142
Yum China Holdings, Inc.
2,515 112,724
Yunnan Baiyao Group Co. Ltd.,
Class A
560 4,528
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
200 5,876
Zhaojin Mining Industry Co. Ltd.,
Class H
7,875 24,346
Zhejiang China Commodities
City Group Co. Ltd., Class A
7,300 23,064
Zhejiang Chint Electrics Co. Ltd.,
Class A
1,200 4,619
Zhejiang Dahua Technology Co.
Ltd., Class A
2,500 6,817
Zhejiang Expressway Co. Ltd.,
Class H
8,028 7,075
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
650 4,386
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
600 2,542
Zhejiang Leapmotor Technology
Co. Ltd., Class H, 144A *
2,532 21,015
Zhejiang Zheneng Electric Power
Co. Ltd., Class A
10,700 7,633
Zhongji Innolight Co. Ltd., Class
A
340 16,945
Zhuzhou CRRC Times Electric
Co. Ltd., Class H
3,305 16,848
Zijin Mining Group Co. Ltd.,
Class A
6,200 20,093
Zijin Mining Group Co. Ltd.,
Class H
37,034 121,523
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
4,400 4,541
ZTE Corp., Class A
1,512 9,647
ZTE Corp., Class H
3,477 15,620
ZTO Express Cayman, Inc.
2,599 46,876
(Cost $10,575,467)
13,667,905
Colombia — 0.0%
Grupo Cibest SA
2,692 39,537
Interconexion Electrica SA ESP
2,692 14,608
(Cost $43,174)
54,145
Czech Republic — 0.0%
CEZ AS
832 52,016
Komercni Banka AS
464 22,661
Moneta Money Bank AS, 144A
2,049 15,015
(Cost $48,288)
89,692
Denmark — 1.2%
A.P. Moller — Maersk A/S, Class
A
15 30,796

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
A.P. Moller — Maersk A/S, Class
B
26 53,522
Carlsberg AS, Class B
631 77,175
Coloplast A/S, Class B
767 73,662
Danske Bank A/S
4,409 181,247
Demant A/S *
667 25,506
DSV A/S
1,267 280,576
Genmab A/S *
388 96,564
Novo Nordisk A/S, Class B
19,782 1,112,383
Novonesis (Novozymes) B, Class
B
2,369 150,589
Orsted AS, 144A *
1,220 36,931
Pandora A/S
533 73,593
ROCKWOOL A/S, Class B
349 13,182
Tryg A/S
2,237 58,829
Vestas Wind Systems A/S
6,191 123,224
(Cost $1,914,275)
2,387,779
Egypt — 0.0%
Commercial International Bank -
Egypt (CIB)
9,967 19,932
Eastern Co. SAE
8,112 6,464
Talaat Moustafa Group
5,332 6,088
(Cost $31,265)
32,484
Finland — 0.7%
Elisa OYJ
1,021 54,372
Fortum OYJ
2,850 49,313
Kesko OYJ, Class B
1,804 39,994
Kone OYJ, Class B
2,249 141,343
Metso Corp.
4,335 56,015
Neste OYJ
2,572 47,211
Nokia OYJ
35,156 151,314
Nordea Bank Abp
18,238 278,230
Orion OYJ, Class B
704 56,170
Sampo OYJ, Class A
14,059 161,286
Stora Enso OYJ, Class R
3,700 43,191
UPM-Kymmene OYJ
3,367 95,837
Wartsila OYJ Abp
3,223 94,416
(Cost $1,133,341)
1,268,692
France — 6.5%
Accor SA
1,667 82,436
Aeroports de Paris SA
194 25,488
Air Liquide SA
3,493 720,117
Airbus SE
3,639 762,307
Alstom SA *
2,258 54,259
Amundi SA, 144A
418 30,882
Arkema SA
558 39,560
AXA SA
11,124 517,826
BioMerieux
268 37,216
BNP Paribas SA
6,129 550,896
Bollore SE
3,981 23,231
Bouygues SA
1,149 49,252
Number
of Shares Value $
Bureau Veritas SA
1,945 58,616
Capgemini SE
987 140,237
Carrefour SA
3,496 50,573
Cie de Saint-Gobain SA
2,817 303,855
Cie Generale des Etablissements
Michelin SCA
4,261 154,184
Covivio SA REIT
477 31,222
Credit Agricole SA
6,664 121,855
Danone SA
4,270 355,578
Dassault Aviation SA
127 40,116
Dassault Systemes SE
4,464 138,917
Edenred SE
1,589 45,917
Eiffage SA
488 61,373
Engie SA
10,698 221,401
EssilorLuxottica SA
1,805 549,457
FDJ UNITED
585 18,834
Gecina SA REIT
296 29,036
Getlink SE
2,134 40,320
Hermes International SCA
196 479,468
Ipsen SA
226 30,670
Kering SA
475 127,339
Klepierre SA REIT
1,385 54,021
Legrand SA
1,690 257,225
L'Oreal SA
1,490 693,601
LVMH Moet Hennessy Louis
Vuitton SE
1,551 914,698
Orange SA
11,317 184,033
Pernod Ricard SA
1,319 149,989
Publicis Groupe SA
1,285 118,522
Renault SA
1,292 50,787
Rexel SA
1,530 49,546
Safran SA
2,193 730,938
Sanofi SA
6,891 681,141
Sartorius Stedim Biotech
271 55,451
Schneider Electric SE
3,361 825,925
Societe Generale SA
4,178 257,687
Sodexo SA
572 34,329
Teleperformance SE
178 13,727
Thales SA
544 143,323
TotalEnergies SE
12,490 781,746
Unibail-Rodamco-Westfield
REIT *
789 81,967
Veolia Environnement SA
3,668 121,055
Vinci SA
3,088 418,707
(Cost $8,941,147)
12,510,856
Germany — 6.0%
adidas AG
1,011 196,754
Allianz SE
2,392 1,010,783
BASF SE
5,585 296,378
Bayer AG
5,828 191,318
Bayerische Motoren Werke AG
1,811 189,538
Beiersdorf AG
603 69,303

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Brenntag SE
575 35,572
Commerzbank AG
4,771 182,072
Continental AG
721 63,262
Covestro AG *
1,251 86,935
CTS Eventim AG & Co. KGaA
407 38,116
Daimler Truck Holding AG
2,955 138,870
Delivery Hero SE, 144A *
1,250 33,167
Deutsche Bank AG (b)
11,578 406,760
Deutsche Boerse AG
1,197 352,333
Deutsche Lufthansa AG
3,971 36,961
Deutsche Post AG
5,820 264,727
Deutsche Telekom AG
21,008 767,303
E.ON SE
13,332 237,778
Evonik Industries AG
1,695 32,699
Fresenius Medical Care AG
1,282 65,677
Fresenius SE & Co. KGaA
2,649 143,828
GEA Group AG
992 72,186
Hannover Rueck SE
326 94,889
Heidelberg Materials AG
904 213,633
Henkel AG & Co. KGaA
783 60,138
Hensoldt AG
391 40,551
Infineon Technologies AG
7,932 324,417
Knorr-Bremse AG
476 49,673
LEG Immobilien SE
458 38,338
Mercedes-Benz Group AG
4,340 270,878
Merck KGaA
824 104,401
MTU Aero Engines AG
303 135,057
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
790 503,331
Nemetschek SE
380 52,458
Rational AG
23 17,140
Rheinmetall AG
277 547,504
RWE AG
4,146 166,078
SAP SE
6,531 1,770,333
Scout24 SE, 144A
477 61,775
Siemens AG
4,639 1,284,069
Siemens Energy AG *
4,189 444,593
Siemens Healthineers AG, 144A
2,017 111,637
Symrise AG
1,068 103,430
Talanx AG
389 53,610
Vonovia SE
4,910 158,713
Zalando SE, 144A *
1,482 41,264
(Cost $7,566,273)
11,560,230
Greece — 0.2%
Alpha Bank SA
13,333 52,831
Eurobank Ergasias Services and
Holdings SA
12,325 45,276
Hellenic Telecommunications
Organization SA
1,220 22,694
JUMBO SA
815 29,062
National Bank of Greece SA
5,533 76,576
Number
of Shares Value $
OPAP SA
1,116 25,029
Piraeus Financial Holdings SA *
6,960 53,822
Public Power Corp. SA
1,293 21,601
(Cost $191,420)
326,891
Hong Kong — 2.5%
AIA Group Ltd.
65,341 615,230
Alibaba Group Holding Ltd.
106,970 1,587,638
Alibaba Health Information
Technology Ltd. *
14,279 10,001
Beijing Enterprises Holdings Ltd.
2,297 9,535
Beijing Enterprises Water Group
Ltd.
29,600 9,872
BOC Hong Kong Holdings Ltd.
25,676 116,004
Bosideng International Holdings
Ltd.
27,462 15,817
C&D International Investment
Group Ltd.
5,572 13,238
China Gas Holdings Ltd.
17,761 17,726
China Merchants Port Holdings
Co. Ltd.
8,916 17,145
China Overseas Land &
Investment Ltd.
20,320 36,258
China Power International
Development Ltd.
30,065 12,071
China Resources Beer Holdings
Co. Ltd.
7,978 28,635
China Resources Gas Group Ltd.
5,155 13,239
China Resources Land Ltd.
19,781 77,546
China Resources Power
Holdings Co. Ltd.
10,908 25,117
China Ruyi Holdings Ltd. *
32,428 11,980
China State Construction
International Holdings Ltd.
10,251 14,044
China Taiping Insurance
Holdings Co. Ltd.
8,417 17,470
Chow Tai Fook Jewellery Group
Ltd.
11,774 21,991
CK Asset Holdings Ltd.
10,643 50,133
CK Hutchison Holdings Ltd.
16,941 111,593
CK Infrastructure Holdings Ltd.
3,282 21,998
CLP Holdings Ltd.
10,035 84,767
Far East Horizon Ltd.
11,701 11,182
Futu Holdings Ltd., ADR
320 59,392
Galaxy Entertainment Group Ltd.
12,200 64,165
GCL Technology Holdings Ltd. *
116,245 18,640
Geely Automobile Holdings Ltd.
39,615 99,400
Guangdong Investment Ltd.
16,239 15,228
Hang Seng Bank Ltd.
4,887 69,837
Henderson Land Development
Co. Ltd.
7,467 25,766
HKT Trust & HKT Ltd. (a)
33,073 50,062
Hong Kong & China Gas Co. Ltd.
71,109 63,944
Hong Kong Exchanges &
Clearing Ltd.
7,331 424,127
Hongkong Land Holdings Ltd.
8,200 50,840

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Jardine Matheson Holdings Ltd.
838 50,774
Kunlun Energy Co. Ltd.
21,049 19,549
Link REIT
16,792 89,264
MTR Corp. Ltd.
7,610 25,733
Orient Overseas International
Ltd.
824 14,407
Power Assets Holdings Ltd.
7,985 51,984
Prudential PLC
15,991 213,671
Sino Biopharmaceutical Ltd.
88,471 92,040
Sino Land Co. Ltd.
27,536 32,709
SITC International Holdings Co.
Ltd.
7,015 24,729
Sun Hung Kai Properties Ltd.
9,052 106,364
Swire Pacific Ltd., Class A
1,744 14,933
Techtronic Industries Co. Ltd.
9,235 118,940
Want Want China Holdings Ltd.
25,127 17,406
WH Group Ltd., 144A
50,703 54,244
Wharf Holdings Ltd.
4,979 14,256
Wharf Real Estate Investment
Co. Ltd.
9,333 27,057
(Cost $4,347,269)
4,859,691
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC
2,514 21,622
OTP Bank Nyrt
1,479 128,906
Richter Gedeon Nyrt
1,086 32,919
(Cost $121,667)
183,447
India — 4.2%
ABB India Ltd.
258 14,619
Adani Enterprises Ltd.
813 20,686
Adani Ports & Special Economic
Zone Ltd.
2,914 43,362
Adani Power Ltd. *
4,729 32,196
Alkem Laboratories Ltd.
221 13,285
Ambuja Cements Ltd.
3,510 22,407
APL Apollo Tubes Ltd.
732 13,314
Apollo Hospitals Enterprise Ltd.
577 49,771
Ashok Leyland Ltd.
15,910 22,899
Asian Paints Ltd.
2,334 66,631
AU Small Finance Bank Ltd.,
144A
2,202 17,922
Aurobindo Pharma Ltd.
1,299 15,135
Avenue Supermarts Ltd., 144A *
960 51,748
Axis Bank Ltd.
13,654 161,762
Bajaj Auto Ltd.
367 35,906
Bajaj Finance Ltd.
16,890 168,061
Bajaj Finserv Ltd.
2,355 51,078
Bajaj Holdings & Investment Ltd.
173 25,041
Balkrishna Industries Ltd.
396 10,276
Bank of Baroda
4,431 11,694
Bharat Electronics Ltd.
21,753 91,082
Bharat Forge Ltd.
1,373 17,223
Bharat Heavy Electricals Ltd.
6,308 14,873
Number
of Shares Value $
Bharat Petroleum Corp. Ltd.
10,097 35,273
Bharti Airtel Ltd.
15,606 334,114
Bosch Ltd.
25 11,324
Britannia Industries Ltd.
565 37,298
CG Power & Industrial Solutions
Ltd.
3,365 26,482
Cholamandalam Investment and
Finance Co. Ltd.
2,344 37,747
Cipla Ltd.
3,036 54,696
Coal India Ltd.
9,784 41,566
Colgate-Palmolive India Ltd.
646 17,074
Container Corp. Of India Ltd.
1,595 9,534
Cummins India Ltd.
877 38,035
Dabur India Ltd.
2,240 13,231
Divi's Laboratories Ltd.
766 53,237
Dixon Technologies India Ltd.
170 32,161
DLF Ltd.
3,660 30,660
Dr Reddy's Laboratories Ltd.
3,039 43,406
Eicher Motors Ltd.
793 54,857
Eternal Ltd. *
14,946 53,187
GAIL India Ltd.
10,749 21,087
GMR Airports Ltd. *
13,971 13,630
Godrej Consumer Products Ltd.
2,054 28,930
Godrej Properties Ltd. *
708 15,631
Grasim Industries Ltd.
1,506 47,380
Havells India Ltd.
1,336 23,103
HCL Technologies Ltd.
5,478 90,332
HDFC Asset Management Co.
Ltd., 144A
439 27,184
HDFC Bank Ltd.
64,630 697,118
HDFC Life Insurance Co. Ltd.,
144A
4,923 43,082
Hero MotoCorp Ltd.
651 37,542
Hindalco Industries Ltd.
7,888 62,940
Hindustan Aeronautics Ltd.
1,191 58,489
Hindustan Petroleum Corp. Ltd.
5,382 22,932
Hindustan Unilever Ltd.
4,809 144,984
Hyundai Motor India Ltd.
897 25,016
ICICI Bank Ltd.
30,760 487,359
ICICI Lombard General Insurance
Co. Ltd., 144A
1,397 29,130
ICICI Prudential Life Insurance
Co. Ltd., 144A
2,347 15,958
IDFC First Bank Ltd.
21,661 16,693
Indian Hotels Co. Ltd.
5,049 43,406
Indian Oil Corp. Ltd.
8,015 12,412
Indian Railway Catering &
Tourism Corp. Ltd.
1,366 10,714
Indus Towers Ltd. *
6,786 26,045
Info Edge India Ltd.
1,700 26,170
Infosys Ltd.
19,695 328,075
InterGlobe Aviation Ltd., 144A
1,040 66,557
ITC Ltd.
17,921 83,234

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Jindal Stainless Ltd.
2,345 20,279
Jindal Steel Ltd.
1,718 18,418
Jio Financial Services Ltd.
16,059 56,738
JSW Energy Ltd.
2,972 16,455
JSW Steel Ltd.
3,157 36,736
Jubilant Foodworks Ltd.
2,498 17,774
Kotak Mahindra Bank Ltd.
6,715 149,206
Larsen & Toubro Ltd.
4,106 167,594
Lodha Developers Ltd., 144A
1,607 21,718
LTIMindtree Ltd., 144A
340 19,784
Lupin Ltd.
1,226 26,333
Mahindra & Mahindra Ltd.
5,681 206,027
Mankind Pharma Ltd.
582 16,304
Marico Ltd.
3,062 25,192
Maruti Suzuki India Ltd.
771 129,262
Max Healthcare Institute Ltd.
4,716 61,704
Mphasis Ltd.
664 20,984
MRF Ltd.
13 20,770
Muthoot Finance Ltd.
753 22,514
Nestle India Ltd.
3,372 44,191
NHPC Ltd.
19,812 17,343
NMDC Ltd.
13,836 10,790
NTPC Ltd.
26,571 98,651
Oberoi Realty Ltd.
674 12,306
Oil & Natural Gas Corp. Ltd.
16,556 43,858
Page Industries Ltd.
24 12,061
PB Fintech Ltd. *
1,659 33,299
Persistent Systems Ltd.
473 28,445
Petronet LNG Ltd.
3,652 11,156
Phoenix Mills Ltd. *
552 9,405
PI Industries Ltd.
474 19,851
Pidilite Industries Ltd.
727 25,136
Polycab India Ltd.
304 24,434
Power Finance Corp. Ltd.
7,847 33,772
Power Grid Corp. of India Ltd.
28,316 88,344
Punjab National Bank
13,880 15,871
REC Ltd.
6,625 26,283
Reliance Industries Ltd.
23,160 356,287
Reliance Industries Ltd., GDR,
144A
3,324 199,772
Samvardhana Motherson
International Ltd.
16,492 17,338
SBI Cards & Payment Services
Ltd.
667 6,075
SBI Life Insurance Co. Ltd., 144A
2,353 48,155
Shree Cement Ltd.
27 8,959
Shriram Finance Ltd.
8,345 54,886
Siemens Ltd.
511 17,745
Solar Industries India Ltd.
151 23,611
SRF Ltd.
534 17,168
State Bank of India
10,679 97,139
Number
of Shares Value $
Sun Pharmaceutical Industries
Ltd.
5,577 100,796
Sundaram Finance Ltd.
404 20,578
Supreme Industries Ltd.
453 22,958
Suzlon Energy Ltd. *
45,857 29,331
Tata Consultancy Services Ltd.
5,507 192,551
Tata Consumer Products Ltd.
3,325 40,153
Tata Motors Ltd.
11,867 89,988
Tata Power Co. Ltd.
7,808 33,113
Tata Steel Ltd.
43,726 76,565
Tech Mahindra Ltd.
3,040 51,046
Titan Co. Ltd.
2,027 83,375
Torrent Pharmaceuticals Ltd.
430 17,351
Torrent Power Ltd.
1,113 15,483
Trent Ltd.
1,030 61,854
Tube Investments of India Ltd.
584 19,605
TVS Motor Co. Ltd.
1,176 43,677
UltraTech Cement Ltd.
688 98,572
United Spirits Ltd.
1,771 26,317
UPL Ltd.
1,668 13,532
Varun Beverages Ltd.
9,058 50,016
Vedanta Ltd.
7,212 34,387
Voltas Ltd.
1,270 19,779
Wipro Ltd.
14,957 42,284
Yes Bank Ltd. *
52,644 11,397
Zydus Lifesciences Ltd.
1,681 18,693
(Cost $5,678,457)
8,069,510
Indonesia — 0.4%
Amman Mineral Internasional
PT *
89,284 42,503
Dian Swastatika Sentosa TBK
PT *
8,246 49,606
GoTo Gojek Tokopedia Tbk PT *
5,832,094 20,513
PT Astra International Tbk
142,795 47,627
PT Bank Central Asia Tbk
325,646 159,466
PT Bank Mandiri Persero Tbk
231,722 66,467
PT Bank Negara Indonesia
Persero Tbk
91,775 24,377
PT Bank Rakyat Indonesia
Persero Tbk
440,611 108,216
PT Barito Pacific Tbk *
158,347 21,030
PT Chandra Asri Pacific Tbk
52,053 26,042
PT Charoen Pokphand Indonesia
Tbk
51,043 13,218
PT Indofood CBP Sukses
Makmur Tbk
16,777 9,131
PT Indofood Sukses Makmur Tbk
14,485 6,544
PT Kalbe Farma Tbk
140,756 10,371
PT Sumber Alfaria Trijaya Tbk
121,011 16,145
PT Telkom Indonesia Persero
Tbk
306,678 58,211
PT United Tractors Tbk
12,419 18,376
(Cost $744,393)
697,843

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Ireland — 0.8%
AerCap Holdings NV
1,238 152,893
AIB Group PLC
13,588 110,323
Bank of Ireland Group PLC
6,402 94,670
DCC PLC
631 40,119
Experian PLC
5,555 287,712
James Hardie Industries PLC
CDI *
3,545 72,315
Kerry Group PLC, Class A
1,053 96,273
Kingspan Group PLC
985 75,940
PDD Holdings, Inc., ADR *
4,276 514,061
Ryanair Holdings PLC
5,123 151,333
(Cost $1,196,978)
1,595,639
Israel — 0.6%
Azrieli Group Ltd.
279 26,749
Bank Hapoalim BM
6,760 132,255
Bank Leumi Le-Israel BM
9,615 184,943
Check Point Software
Technologies Ltd. *
517 99,853
CyberArk Software Ltd. *
279 126,460
Elbit Systems Ltd.
163 78,963
ICL Group Ltd.
4,591 29,848
Israel Discount Bank Ltd., Class
A
8,768 86,926
Mizrahi Tefahot Bank Ltd.
967 63,304
Monday.com Ltd. *
293 56,549
Nice Ltd. *
429 60,975
Nova Ltd. *
181 48,915
Phoenix Financial Ltd.
1,391 49,427
Teva Pharmaceutical Industries
Ltd., ADR *
6,413 117,871
Wix.com Ltd. *
312 44,017
(Cost $813,389)
1,207,055
Italy — 1.9%
Banca Mediolanum SpA
1,129 22,824
Banco BPM SpA
6,634 90,999
BPER Banca SPA
8,951 92,969
Davide Campari-Milano NV
3,790 28,501
Enel SpA
49,113 452,994
Eni SpA
12,672 225,963
Ferrari NV
780 371,123
FinecoBank Banca Fineco SpA
3,903 85,615
Generali
4,958 193,500
Infrastrutture Wireless Italiane
SpA, 144A
2,373 28,761
Intesa Sanpaolo SpA
88,228 554,797
Leonardo SpA
2,283 130,152
Mediobanca Banca di Credito
Finanziario SpA
3,030 73,377
Moncler SpA
1,439 83,619
Nexi SpA, 144A
3,582 22,721
Poste Italiane SpA, 144A
3,171 74,232
Number
of Shares Value $
Prysmian SpA
1,746 152,627
Recordati Industria Chimica e
Farmaceutica SpA
694 42,828
Snam SpA
13,095 79,725
Telecom Italia SpA *
66,033 31,642
Terna - Rete Elettrica Nazionale
8,331 83,781
UniCredit SpA
8,695 671,778
Unipol Assicurazioni SpA
2,443 51,017
(Cost $1,985,404)
3,645,545
Japan — 13.7%
Advantest Corp.
4,900 389,286
Aeon Co. Ltd.
14,400 175,107
AGC, Inc.
1,000 31,527
Aisin Corp.
3,100 51,725
Ajinomoto Co., Inc.
5,734 156,426
ANA Holdings, Inc.
1,000 20,214
Asahi Group Holdings Ltd.
9,600 121,278
Asahi Kasei Corp.
6,200 51,029
Asics Corp.
4,420 120,279
Astellas Pharma, Inc.
11,700 128,978
Bandai Namco Holdings, Inc.
3,400 117,880
Bridgestone Corp.
3,100 141,357
Canon, Inc.
6,100 180,565
Capcom Co. Ltd.
2,100 57,232
Central Japan Railway Co.
5,200 138,815
Chiba Bank Ltd.
2,700 28,010
Chubu Electric Power Co., Inc.
3,400 47,082
Chugai Pharmaceutical Co. Ltd.
4,381 194,045
Concordia Financial Group Ltd.
7,100 54,377
Dai Nippon Printing Co. Ltd.
2,000 33,731
Daifuku Co. Ltd.
1,800 57,532
Dai-ichi Life Holdings, Inc.
21,700 181,110
Daiichi Sankyo Co. Ltd.
10,574 253,926
Daikin Industries Ltd.
1,613 204,156
Daito Trust Construction Co. Ltd.
300 32,040
Daiwa House Industry Co. Ltd.
4,171 148,414
Daiwa Securities Group, Inc.
8,800 69,044
Denso Corp.
12,100 175,833
Disco Corp.
523 147,161
East Japan Railway Co.
6,610 162,557
Eisai Co. Ltd.
1,200 37,056
ENEOS Holdings, Inc.
18,393 110,116
FANUC Corp.
5,725 162,764
Fast Retailing Co. Ltd.
1,167 369,425
Fuji Electric Co. Ltd.
800 51,417
FUJIFILM Holdings Corp.
7,000 167,242
Fujikura Ltd.
1,400 121,656
Fujitsu Ltd.
10,800 262,807
Hankyu Hanshin Holdings, Inc.
1,900 56,410
Hikari Tsushin, Inc.
100 26,777
Hitachi Ltd.
28,540 786,353

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Honda Motor Co. Ltd.
26,648 297,751
Hoya Corp.
1,940 254,125
Hulic Co. Ltd.
2,500 26,896
Idemitsu Kosan Co. Ltd.
7,160 47,943
IHI Corp.
800 84,216
Inpex Corp.
5,600 95,953
Isuzu Motors Ltd.
3,400 45,035
ITOCHU Corp.
7,400 422,836
Japan Airlines Co. Ltd.
900 19,212
Japan Exchange Group, Inc.
6,900 72,707
Japan Post Bank Co. Ltd.
11,600 147,057
Japan Post Holdings Co. Ltd.
12,399 127,698
Japan Post Insurance Co. Ltd.
1,100 31,034
Japan Tobacco, Inc.
7,729 246,562
JFE Holdings, Inc.
5,000 62,570
Kajima Corp.
2,200 65,945
Kansai Electric Power Co., Inc.
6,600 92,383
Kao Corp.
2,611 119,112
Kawasaki Heavy Industries Ltd.
900 55,272
Kawasaki Kisen Kaisha Ltd.
2,100 32,417
KDDI Corp.
18,400 319,344
Keyence Corp.
1,158 447,424
Kikkoman Corp.
3,000 25,947
Kirin Holdings Co. Ltd.
4,925 71,568
Kobe Bussan Co. Ltd.
800 22,423
Komatsu Ltd.
6,000 205,696
Konami Group Corp.
500 76,231
Kubota Corp.
7,100 83,366
Kyocera Corp.
8,418 113,248
Kyowa Kirin Co. Ltd.
1,200 20,782
Lasertec Corp.
462 49,216
LY Corp.
17,300 55,189
M3, Inc.
2,442 36,317
Makita Corp.
1,400 47,891
Marubeni Corp.
9,100 209,426
MatsukiyoCocokara & Co.
1,800 37,334
MEIJI Holdings Co. Ltd.
1,500 31,214
MINEBEA MITSUMI, Inc.
2,800 48,539
Mitsubishi Chemical Group
Corp.
8,300 47,703
Mitsubishi Corp.
20,919 477,441
Mitsubishi Electric Corp.
12,000 290,048
Mitsubishi Estate Co. Ltd.
6,900 148,278
Mitsubishi HC Capital, Inc.
6,200 51,071
Mitsubishi Heavy Industries Ltd.
19,900 508,215
Mitsubishi UFJ Financial Group,
Inc.
69,600 1,069,895
Mitsui & Co. Ltd.
15,400 359,024
Mitsui Fudosan Co. Ltd.
17,413 186,032
Mitsui OSK Lines Ltd.
1,900 61,400
Mizuho Financial Group, Inc.
15,047 501,208
MonotaRO Co. Ltd.
1,200 20,802
Number
of Shares Value $
MS&AD Insurance Group
Holdings, Inc.
8,427 198,525
Murata Manufacturing Co. Ltd.
10,865 179,808
NEC Corp.
8,025 247,759
Nexon Co. Ltd.
1,460 33,332
Nidec Corp.
5,428 118,603
Nintendo Co. Ltd.
7,086 641,793
Nippon Building Fund, Inc. REIT
58 56,123
Nippon Paint Holdings Co. Ltd.
7,500 54,787
Nippon Sanso Holdings Corp.
1,000 36,651
Nippon Steel Corp.
5,610 118,915
Nippon Yusen KK
2,400 87,096
Nissan Motor Co. Ltd. *
12,500 28,274
Nissin Foods Holdings Co. Ltd.
845 15,939
Nitori Holdings Co. Ltd.
401 36,988
Nitto Denko Corp.
4,800 109,944
Nomura Holdings, Inc.
19,300 139,213
Nomura Research Institute Ltd.
2,156 85,034
NTT Data Group Corp.
1,700 45,764
NTT, Inc.
174,700 185,215
Obayashi Corp.
4,200 68,492
Obic Co. Ltd.
2,000 71,205
Olympus Corp.
6,587 77,208
Oracle Corp.
200 20,789
Oriental Land Co. Ltd.
7,525 180,194
ORIX Corp.
6,784 176,807
Osaka Gas Co. Ltd.
1,808 51,636
Otsuka Corp.
1,216 25,089
Otsuka Holdings Co. Ltd.
2,483 131,217
Pan Pacific International
Holdings Corp.
2,100 76,252
Panasonic Holdings Corp.
14,481 149,289
Rakuten Group, Inc. *
9,300 58,026
Recruit Holdings Co. Ltd.
8,300 484,541
Renesas Electronics Corp.
10,965 131,844
Resona Holdings, Inc.
12,400 126,147
Ryohin Keikaku Co. Ltd.
3,000 65,081
Sanrio Co. Ltd.
1,000 52,472
SBI Holdings, Inc.
1,517 72,250
SCREEN Holdings Co. Ltd.
400 30,975
SCSK Corp.
900 28,839
Secom Co. Ltd.
2,310 85,638
Sekisui Chemical Co. Ltd.
2,200 42,105
Sekisui House Ltd.
4,200 95,258
Seven & i Holdings Co. Ltd.
13,583 176,864
SG Holdings Co. Ltd.
1,900 20,544
Shimadzu Corp.
1,400 34,506
Shimano, Inc.
453 50,647
Shin-Etsu Chemical Co. Ltd.
11,095 344,050
Shionogi & Co. Ltd.
4,827 83,759
Shiseido Co. Ltd.
1,927 31,550
SMC Corp.
414 128,464

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
SoftBank Corp.
170,800 265,228
SoftBank Group Corp.
6,000 662,652
Sompo Holdings, Inc.
5,600 181,275
Sony Group Corp.
38,300 1,064,128
Subaru Corp.
4,100 81,844
Sumitomo Corp.
6,900 194,715
Sumitomo Electric Industries
Ltd.
4,700 134,423
Sumitomo Metal Mining Co. Ltd.
1,528 41,955
Sumitomo Mitsui Financial
Group, Inc.
22,400 617,027
Sumitomo Mitsui Trust Holdings,
Inc.
4,820 138,380
Sumitomo Realty &
Development Co. Ltd.
1,656 68,694
Suntory Beverage & Food Ltd.
800 24,824
Suzuki Motor Corp.
10,200 136,805
Sysmex Corp.
3,600 45,761
T&D Holdings, Inc.
2,500 65,649
Taisei Corp.
800 54,493
Takeda Pharmaceutical Co. Ltd.
9,753 293,410
TDK Corp.
12,275 161,712
Terumo Corp.
7,700 139,559
TIS, Inc.
1,000 33,514
Toho Co. Ltd.
700 44,576
Tokio Marine Holdings, Inc.
11,453 498,865
Tokyo Electron Ltd.
2,564 360,553
Tokyo Gas Co. Ltd.
1,900 72,817
Tokyo Metro Co. Ltd.
1,600 18,629
Tokyu Corp.
3,400 43,045
TOPPAN Holdings, Inc.
1,800 46,912
Toray Industries, Inc.
9,047 61,151
Toyota Industries Corp.
900 100,071
Toyota Motor Corp.
58,720 1,147,988
Toyota Tsusho Corp.
4,300 116,223
Trend Micro, Inc.
786 41,992
Unicharm Corp.
7,615 50,969
West Japan Railway Co.
2,441 54,732
Yakult Honsha Co. Ltd.
1,200 19,618
Yamaha Motor Co. Ltd.
6,400 46,948
Yokogawa Electric Corp.
1,461 43,217
Zensho Holdings Co. Ltd.
600 38,073
ZOZO, Inc.
2,199 20,553
(Cost $18,026,381)
26,616,216
Kazakhstan — 0.0%
Solidcore Resources PLC * (c)
(Cost $24,991)
1,592 0
Kuwait — 0.2%
Boubyan Bank KSCP
15,103 34,167
Gulf Bank KSCP
8,088 9,029
Kuwait Finance House KSCP
67,272 169,804
Mabanee Co KPSC
4,089 12,825
Number
of Shares Value $
Mobile Telecommunications Co.
KSCP
10,296 17,258
National Bank of Kuwait SAKP
50,373 168,377
(Cost $308,181)
411,460
Luxembourg — 0.1%
ArcelorMittal SA
2,979 99,187
CVC Capital Partners PLC, 144A
1,378 27,809
Eurofins Scientific SE
842 63,851
Reinet Investments SCA
896 27,198
Tenaris SA
2,883 52,329
(Cost $218,516)
270,374
Macau — 0.0%
Sands China Ltd.
(Cost $51,124)
13,764 35,913
Malaysia — 0.4%
AMMB Holdings Bhd
23,987 30,601
Axiata Group Bhd
11,876 6,802
Celcomdigi Bhd
20,644 17,981
CIMB Group Holdings Bhd
47,918 84,268
Gamuda Bhd
37,736 49,660
Hong Leong Bank Bhd
3,524 16,748
IHH Healthcare Bhd
19,991 32,128
IOI Corp. Bhd
12,200 11,146
Kuala Lumpur Kepong Bhd
2,217 10,327
Malayan Banking Bhd
36,323 85,112
Maxis Bhd
12,100 10,024
MISC Bhd
5,400 9,484
MR DIY Group M Bhd, 144A
17,400 6,095
Nestle Malaysia Bhd
300 6,747
Petronas Chemicals Group Bhd
20,457 20,965
Petronas Dagangan Bhd
1,500 7,519
Petronas Gas Bhd
4,441 19,593
Press Metal Aluminium Holdings
Bhd
19,400 25,530
Public Bank Bhd
91,700 92,677
QL Resources Bhd
12,700 12,324
RHB Bank Bhd
10,331 15,992
SD Guthrie Bhd
12,711 15,193
Sunway Bhd
11,200 13,042
Telekom Malaysia Bhd
4,400 7,311
Tenaga Nasional Bhd
17,600 54,987
YTL Corp. Bhd
25,200 15,269
YTL Power International Bhd
24,000 22,892
(Cost $632,567)
700,417
Mexico — 0.6%
Alfa SAB de CV, Class A
26,191 19,660
America Movil SAB de CV,
Series B
119,280 118,740
Arca Continental SAB de CV
3,356 34,232
Cemex SAB de CV, Series CPO
88,477 80,065
Coca-Cola Femsa SAB de CV
3,271 27,770

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Fibra Uno Administracion SA de
CV REIT
5,321 7,481
Fomento Economico Mexicano
SAB de CV
9,842 85,250
Fresnillo PLC
1,362 32,915
Gruma SAB de CV, Class B
991 17,037
Grupo Aeroportuario del Centro
Norte SAB de CV
1,400 17,905
Grupo Aeroportuario del Pacifico
SAB de CV, Class B
2,507 60,290
Grupo Aeroportuario del Sureste
SAB de CV, Class B
593 19,349
Grupo Bimbo SAB de CV, Series
A
7,268 22,605
Grupo Carso SAB de CV, Series
A1
3,800 25,177
Grupo Comercial Chedraui SA
de CV
2,723 22,014
Grupo Financiero Banorte SAB
de CV, Class O
16,228 148,416
Grupo Financiero Inbursa SAB
de CV, Class O
19,045 50,193
Grupo Mexico SAB de CV, Series
B
19,972 130,921
Industrias Penoles SAB de CV *
1,454 47,402
Kimberly-Clark de Mexico SAB
de CV, Class A
8,779 16,486
Prologis Property Mexico SA de
CV REIT
6,859 25,294
Promotora y Operadora de
Infraestructura SAB de CV
1,205 15,076
Qualitas Controladora SAB de
CV
1,650 14,878
Wal-Mart de Mexico SAB de CV
34,118 101,854
(Cost $900,593)
1,141,010
Netherlands — 2.9%
ABN AMRO Bank NV CVA, 144A
3,590 103,529
Adyen NV, 144A *
169 283,600
Aegon Ltd.
8,723 68,598
Akzo Nobel NV
1,118 77,169
Argenx SE *
395 279,115
ASM International NV
297 142,702
ASML Holding NV
2,406 1,791,890
ASR Nederland NV
915 63,457
BE Semiconductor Industries NV
499 67,193
Euronext NV, 144A
456 75,273
EXOR NV
622 62,326
Ferrovial SE
3,370 184,078
Heineken Holding NV
800 56,670
Heineken NV
1,605 129,561
IMCD NV
330 37,055
ING Groep NV
18,706 445,562
JDE Peet's NV
609 22,257
Koninklijke Ahold Delhaize NV
5,623 225,309
Koninklijke KPN NV
25,205 120,190
Number
of Shares Value $
Koninklijke Philips NV
4,773 131,502
Nebius Group N.V., Class A * (c)
1,576 0
NEPI Rockcastle NV *
4,273 35,490
NN Group NV
1,686 116,020
Prosus NV *
8,313 513,598
QIAGEN NV
1,432 66,526
Randstad NV
808 38,180
Stellantis NV
11,141 106,669
Universal Music Group NV
6,707 189,415
Wolters Kluwer NV
1,508 189,829
(Cost $3,971,944)
5,622,763
New Zealand — 0.2%
Auckland International Airport
Ltd.
11,228 50,011
Contact Energy Ltd.
5,361 28,591
Fisher & Paykel Healthcare Corp.
Ltd.
3,633 78,444
Infratil Ltd.
6,099 40,875
Meridian Energy Ltd.
8,664 29,186
Xero Ltd. *
1,013 108,453
(Cost $288,258)
335,560
Norway — 0.4%
Aker BP ASA
1,961 49,531
DNB Bank ASA
5,580 146,936
Equinor ASA
5,287 130,332
Gjensidige Forsikring ASA
1,149 31,914
Kongsberg Gruppen ASA
2,630 78,504
Mowi ASA
2,812 57,795
Norsk Hydro ASA
8,161 52,917
Orkla ASA
4,853 54,216
Salmar ASA
525 26,871
Telenor ASA
3,769 62,841
Yara International ASA
1,253 45,585
(Cost $599,044)
737,442
Peru — 0.1%
Cia de Minas Buenaventura
SAA, ADR
1,323 25,322
Credicorp Ltd.
417 107,253
(Cost $87,493)
132,575
Philippines — 0.1%
Ayala Corp.
1,320 12,589
Ayala Land, Inc.
41,600 20,383
Bank of the Philippine Islands
11,915 23,561
BDO Unibank, Inc.
14,759 34,919
International Container Terminal
Services, Inc.
7,860 66,434
Jollibee Foods Corp.
1,940 7,876
Manila Electric Co.
1,820 17,039
Metropolitan Bank & Trust Co.
10,741 13,157
PLDT, Inc.
455 9,228
SM Investments Corp.
2,305 30,454

DBX ETF Trust | 17
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
SM Prime Holdings, Inc.
65,700 26,558
(Cost $250,512)
262,198
Poland — 0.3%
Allegro.eu SA, 144A *
3,877 38,853
Bank Millennium SA *
4,487 17,351
Bank Polska Kasa Opieki SA
1,200 60,351
Budimex SA
102 14,909
CCC SA *
322 14,749
CD Projekt SA
424 29,324
Dino Polska SA, 144A *
3,319 41,382
InPost SA *
1,277 18,540
KGHM Polska Miedz SA *
979 34,391
LPP SA
6 28,405
mBank SA *
112 26,994
ORLEN SA
3,357 71,660
PGE Polska Grupa Energetyczna
SA *
5,817 18,112
Powszechna Kasa Oszczednosci
Bank Polski SA
5,616 109,432
Powszechny Zaklad Ubezpieczen
SA
4,048 67,280
Santander Bank Polska SA
268 37,217
(Cost $461,288)
628,950
Portugal — 0.1%
Banco Comercial Portugues SA,
Class R
51,172 43,343
EDP SA
21,581 95,613
Galp Energia SGPS SA
2,982 57,911
Jeronimo Martins SGPS SA
1,556 38,483
(Cost $204,065)
235,350
Qatar — 0.2%
Al Rayan Bank
37,307 24,643
Barwa Real Estate Co.
7,266 5,460
Commercial Bank PSQC
17,134 22,117
Dukhan Bank
10,103 10,172
Industries Qatar QSC
7,879 27,807
Mesaieed Petrochemical Holding
Co.
25,772 9,626
Ooredoo QPSC
5,108 18,070
Qatar Electricity & Water Co.
QSC
2,691 11,678
Qatar Fuel QSC
2,870 11,800
Qatar Gas Transport Co. Ltd.
15,797 20,522
Qatar International Islamic Bank
QSC
7,580 23,525
Qatar Islamic Bank QPSC
12,387 83,351
Qatar National Bank QPSC
26,939 140,577
(Cost $341,752)
409,348
Russia — 0.0%
Alrosa PJSC * (c)
15,266 0
Gazprom PJSC * (c)
63,321 0
GMK Norilskiy Nickel PAO * (c)
35,200 0
Number
of Shares Value $
Inter RAO UES PJSC * (c)
208,853 0
LUKOIL PJSC * (c)
2,194 0
Magnit PJSC * (c)
443 0
Mobile TeleSystems PJSC, ADR
* (c)
3,019 0
Moscow Exchange MICEX-RTS
PJSC * (c)
8,105 0
Novatek PJSC * (c)
5,150 0
Novolipetsk Steel PJSC * (c)
7,219 0
Ozon Holdings PLC, ADR * (c)
322 0
PhosAgro PJSC * (c)
217 0
PhosAgro PJSC * (c)
4 0
Polyus PJSC * (c)
2,040 0
Rosneft Oil Co. PJSC * (c)
6,103 0
Sberbank of Russia PJSC * (c)
57,586 0
Severstal PAO * (c)
1,243 0
Surgutneftegas PAO * (c)
29,592 0
Tatneft PJSC * (c)
7,874 0
TKS Holding MKPAO JSC * (c)
70 0
United Co. RUSAL International
PJSC * (c)
21,438 0
VK IPJSC * (c)
417 0
VK IPJSC, GDR * (c)
35 0
VTB Bank PJSC * (c)
3,389 0
X5 Retail Group NV, GDR * (c)
635 0
(Cost $1,047,597)
0
Saudi Arabia — 0.9%
ACWA Power Co. *
1,005 56,917
Ades Holding Co.
1,878 7,478
Al Rajhi Bank
12,548 315,021
Al Rajhi Co. For Co.-Operative
Insurance *
183 5,692
Alinma Bank
7,155 48,053
Almarai Co. JSC
3,438 43,596
Arab National Bank
7,203 45,112
Arabian Internet &
Communications Services Co.
132 8,496
Bank AlBilad
3,892 27,114
Bank Al-Jazira *
3,888 12,579
Banque Saudi Fransi
7,003 30,272
Bupa Arabia for Cooperative
Insurance Co.
387 15,089
Co. for Cooperative Insurance
415 12,962
Dallah Healthcare Co.
193 6,682
Dar Al Arkan Real Estate
Development Co. *
3,148 15,706
Dr Sulaiman Al Habib Medical
Services Group Co.
459 29,481
Elm Co.
156 35,651
Etihad Etisalat Co.
2,133 36,353
Jarir Marketing Co.
3,200 10,874
Mouwasat Medical Services Co.
497 9,590
Nahdi Medical Co.
215 6,624

18 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Riyad Bank
10,315 71,365
SABIC Agri-Nutrients Co.
1,888 61,085
Sahara International
Petrochemical Co.
1,801 9,672
SAL Saudi Logistics Services
155 7,022
Saudi Arabian Mining Co. *
7,628 106,119
Saudi Arabian Oil Co., 144A
37,745 238,408
Saudi Aramco Base Oil Co.
330 7,590
Saudi Awwal Bank
7,510 60,365
Saudi Basic Industries Corp.
6,252 101,640
Saudi Electricity Co.
3,192 12,361
Saudi Investment Bank
3,382 12,240
Saudi National Bank
18,742 173,924
Saudi Research & Media Group *
223 10,311
Saudi Tadawul Group Holding
Co.
210 9,537
Saudi Telecom Co.
13,000 145,515
Yanbu National Petrochemical
Co.
1,411 12,357
(Cost $1,730,289)
1,818,853
Singapore — 1.3%
BOC Aviation Ltd., 144A
1,235 11,058
CapitaLand Ascendas REIT
22,708 48,138
CapitaLand Integrated
Commercial Trust REIT
33,607 59,718
CapitaLand Investment Ltd.
16,057 34,539
DBS Group Holdings Ltd.
12,746 501,853
Genting Singapore Ltd.
49,300 27,664
Grab Holdings Ltd., Class A *
14,299 71,352
Keppel Ltd.
9,500 64,785
Oversea-Chinese Banking Corp.
Ltd.
21,766 283,971
Sea Ltd., ADR *
2,332 435,011
Sembcorp Industries Ltd.
3,300 15,611
Singapore Airlines Ltd.
7,250 37,180
Singapore Exchange Ltd.
5,193 67,063
Singapore Technologies
Engineering Ltd.
10,430 62,429
Singapore Telecommunications
Ltd.
48,200 161,906
Trip.com Group Ltd.
3,759 278,712
United Overseas Bank Ltd.
8,422 230,980
Wilmar International Ltd.
12,237 28,134
(Cost $1,644,973)
2,420,104
South Africa — 0.9%
Absa Group Ltd.
5,431 58,128
Bid Corp. Ltd.
2,223 58,128
Bidvest Group Ltd.
1,924 25,839
Capitec Bank Holdings Ltd.
564 114,100
Clicks Group Ltd.
1,299 27,476
Discovery Ltd.
3,354 41,260
FirstRand Ltd.
32,386 136,612
Gold Fields Ltd.
5,615 184,528
Number
of Shares Value $
Harmony Gold Mining Co. Ltd.
3,624 48,312
Impala Platinum Holdings Ltd. *
6,321 57,140
MTN Group Ltd.
10,541 89,515
Naspers Ltd., Class N
999 328,960
Nedbank Group Ltd.
2,960 37,993
Old Mutual Ltd.
31,145 24,542
OUTsurance Group Ltd.
6,324 27,232
Pepkor Holdings Ltd., 144A
21,470 30,915
Remgro Ltd.
3,821 36,724
Sanlam Ltd.
10,937 56,545
Sasol Ltd. *
3,700 25,006
Shoprite Holdings Ltd.
3,535 52,690
Sibanye Stillwater Ltd. *
17,425 32,934
Standard Bank Group Ltd.
6,738 95,058
Valterra Platinum Ltd.
846 38,420
Valterra Platinum Ltd.
531 24,321
Vodacom Group Ltd.
3,133 25,251
(Cost $1,240,215)
1,677,629
South Korea — 2.9%
Alteogen, Inc. *
255 80,430
Amorepacific Corp.
157 13,585
Celltrion, Inc.
1,117 134,659
Coway Co. Ltd.
301 22,560
DB Insurance Co. Ltd.
269 25,521
Doosan Bobcat, Inc. *
160 6,146
Doosan Enerbility Co. Ltd. *
2,800 124,265
Ecopro BM Co. Ltd. *
246 21,446
Ecopro Co. Ltd.
529 19,254
Hana Financial Group, Inc.
1,762 104,180
Hanjin Kal Corp.
155 12,465
Hankook Tire & Technology Co.
Ltd.
342 9,877
Hanmi Semiconductor Co. Ltd.
251 15,707
Hanwha Aerospace Co. Ltd.
213 135,437
Hanwha Ocean Co. Ltd. *
708 57,037
Hanwha Systems Co. Ltd.
510 18,672
HD Hyundai Co. Ltd.
267 26,330
HD Hyundai Electric Co. Ltd.
154 54,555
HD Hyundai Heavy Industries
Co. Ltd.
122 45,632
HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
294 85,964
HLB, Inc. *
676 18,356
HMM Co. Ltd.
1,723 27,390
HYBE Co. Ltd. *
104 21,469
Hyosung Heavy Industries Corp.
33 29,434
Hyundai Glovis Co. Ltd.
217 28,782
Hyundai Mobis Co. Ltd.
349 79,954
Hyundai Motor Co.
896 141,787
Hyundai Rotem Co. Ltd.
479 66,187
Industrial Bank of Korea
1,244 17,019
Kakao Corp.
1,802 81,011

DBX ETF Trust | 19
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
KakaoBank Corp.
701 12,429
KB Financial Group, Inc.
2,437 189,666
Kia Corp.
1,528 116,283
Korea Aerospace Industries Ltd.
404 27,665
Korea Electric Power Corp.
1,495 39,089
Korea Investment Holdings Co.
Ltd.
312 30,162
Korea Zinc Co. Ltd.
47 27,755
Korean Air Lines Co. Ltd.
983 16,793
Krafton, Inc. *
165 38,869
KT&G Corp.
679 65,788
LG Chem Ltd.
305 60,879
LG Corp.
556 29,795
LG Display Co. Ltd. *
1,760 15,191
LG Electronics, Inc.
595 31,628
LG Energy Solution Ltd. *
274 69,375
LG H&H Co. Ltd.
41 8,715
LG Uplus Corp.
922 9,848
Lig Nex1 Co. Ltd.
79 27,815
LS Electric Co. Ltd.
158 32,333
Meritz Financial Group, Inc.
571 51,956
Mirae Asset Securities Co. Ltd.
1,783 24,560
NAVER Corp.
923 142,409
NH Investment & Securities Co.
Ltd.
1,593 22,264
Orion Corp.
110 8,529
POSCO Future M Co. Ltd. *
196 19,921
POSCO Holdings, Inc.
458 94,054
Posco International Corp.
477 16,469
Samsung Biologics Co. Ltd.,
144A *
101 72,721
Samsung C&T Corp.
479 57,814
Samsung Electro-Mechanics
Co. Ltd.
339 39,136
Samsung Electronics Co. Ltd.
29,460 1,476,973
Samsung Fire & Marine
Insurance Co. Ltd.
250 79,842
Samsung Heavy Industries Co.
Ltd. *
3,797 58,174
Samsung Life Insurance Co. Ltd.
421 43,334
Samsung SDI Co. Ltd.
368 54,793
Samsung SDS Co. Ltd.
248 26,276
Samyang Foods Co. Ltd.
23 25,908
Shinhan Financial Group Co. Ltd.
2,612 122,686
SK Biopharmaceuticals Co.
Ltd. *
140 9,929
SK Hynix, Inc.
3,309 640,260
SK Innovation Co. Ltd.
341 24,749
SK Square Co. Ltd. *
566 60,661
SK Telecom Co. Ltd.
188 7,329
SK, Inc.
190 28,290
S-Oil Corp. *
343 14,877
Woori Financial Group, Inc.
3,689 65,806
Number
of Shares Value $
Yuhan Corp.
162 13,226
(Cost $3,662,219)
5,678,135
Spain — 2.1%
Acciona SA
172 34,047
ACS Actividades de
Construccion y Servicios SA
1,138 85,938
Aena Sme SA, 144A
4,958 143,501
Amadeus IT Group SA
2,754 230,689
Banco Bilbao Vizcaya Argentaria
SA
35,004 634,334
Banco de Sabadell SA
35,998 136,660
Banco Santander SA
91,833 876,674
Bankinter SA
4,384 65,367
CaixaBank SA
23,395 233,465
Cellnex Telecom SA, 144A *
2,817 100,154
EDP Renovaveis SA
1,882 22,106
Endesa SA
2,099 63,944
Grifols SA
1,964 27,733
Iberdrola SA
38,842 730,469
Industria de Diseno Textil SA
6,917 341,491
Redeia Corp. SA
3,602 69,994
Repsol SA
6,533 107,078
Telefonica SA
21,547 115,402
(Cost $2,444,114)
4,019,046
Sweden — 2.2%
AddTech AB, Class B
1,610 56,408
Alfa Laval AB
1,759 80,009
Assa Abloy AB, Class B
6,414 226,416
Atlas Copco AB, Class A
16,431 262,146
Atlas Copco AB, Class B
9,609 136,503
Beijer Ref AB
2,271 38,608
Boliden AB *
1,759 60,551
Epiroc AB, Class A
4,374 91,320
Epiroc AB, Class B
1,651 30,702
EQT AB
2,322 83,415
Essity AB, Class B
3,854 104,082
Evolution AB, 144A
814 70,525
Fastighets AB Balder, Class B *
4,209 29,929
H & M Hennes & Mauritz AB,
Class B
3,416 50,115
Hexagon AB, Class B
13,735 152,885
Holmen AB, Class B
475 18,489
Industrivarden AB, Class A
804 31,975
Industrivarden AB, Class C
1,145 45,536
Indutrade AB
1,660 41,287
Investment AB Latour, Class B
981 24,886
Investor AB, Class B
10,956 337,263
L E Lundbergforetagen AB,
Class B
497 25,143
Lifco AB, Class B
1,398 49,630
Nibe Industrier AB, Class B
9,195 37,715
Saab AB, Class B
2,016 114,001

20 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Sagax AB, Class B
1,200 25,992
Sandvik AB
6,851 173,076
Securitas AB, Class B
3,220 49,247
Skandinaviska Enskilda Banken
AB, Class A
10,187 188,305
Skanska AB, Class B
2,087 51,775
SKF AB, Class B
2,039 52,286
Spotify Technology SA *
950 647,786
Svenska Cellulosa AB SCA,
Class B
3,962 53,876
Svenska Handelsbanken AB,
Class A
8,632 110,950
Swedbank AB, Class A
5,062 142,375
Swedish Orphan Biovitrum AB *
1,146 34,775
Tele2 AB, Class B
3,821 67,260
Telefonaktiebolaget LM Ericsson,
Class B
17,322 137,815
Telia Co. AB
11,311 42,187
Trelleborg AB, Class B
1,380 53,366
Volvo AB, Class B
9,781 300,628
(Cost $3,343,092)
4,331,238
Switzerland — 6.1%
ABB Ltd.
9,524 638,941
Alcon, Inc.
3,281 261,037
Amrize Ltd. *
3,306 172,458
Avolta AG *
609 34,996
Baloise Holding AG
308 79,834
Banque Cantonale Vaudoise
196 22,781
Barry Callebaut AG
17 22,946
Belimo Holding AG
62 68,187
BKW AG
81 16,865
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
11 167,581
Cie Financiere Richemont SA,
Class A
3,288 574,265
Coca-Cola HBC AG *
1,676 84,631
DSM-Firmenich AG
1,015 99,152
EMS-Chemie Holding AG
56 42,937
Galderma Group AG
742 129,455
Geberit AG
210 153,849
Givaudan SA
59 248,491
Glencore PLC *
61,436 242,634
Helvetia Holding AG
257 66,101
Holcim AG *
3,306 276,826
Julius Baer Group Ltd.
1,234 88,985
Kuehne + Nagel International AG
330 67,142
Logitech International SA
945 97,576
Lonza Group AG
446 316,043
Nestle SA
16,027 1,510,061
Novartis AG
11,843 1,497,267
Partners Group Holding AG
144 197,513
Roche Holding AG
4,354 1,416,417
Number
of Shares Value $
Roche Holding AG
198 67,852
Sandoz Group AG
2,762 173,145
Schindler Holding AG
167 59,691
Schindler Holding AG
Participation Certificates
219 81,343
SGS SA
985 100,402
SIG Group AG *
1,820 28,819
Sika AG
902 209,112
Sonova Holding AG
329 95,762
STMicroelectronics NV
2,817 76,623
STMicroelectronics NV, Class Y
1,101 29,716
Straumann Holding AG
716 83,953
Swatch Group AG — Bearer
180 32,518
Swiss Life Holding AG
168 181,406
Swiss Prime Site AG
608 84,496
Swiss Re AG
1,763 319,263
Swisscom AG
179 129,303
UBS Group AG
20,134 814,771
VAT Group AG, 144A
122 39,856
Zurich Insurance Group AG
901 658,057
(Cost $8,706,846)
11,861,059
Taiwan — 5.5%
Accton Technology Corp.
2,919 96,920
Acer, Inc.
18,006 17,406
Advantech Co. Ltd.
2,495 28,076
Airtac International Group
754 19,461
Alchip Technologies Ltd.
432 57,304
ASE Technology Holding Co. Ltd.
20,194 99,750
Asia Cement Corp.
11,867 14,383
Asia Vital Components Co. Ltd.
1,898 62,709
Asustek Computer, Inc.
4,102 84,806
AUO Corp. *
37,980 15,965
Caliway Biopharmaceuticals Co.
Ltd. *
6,000 39,647
Catcher Technology Co. Ltd.
3,236 19,954
Cathay Financial Holding Co.
Ltd.
63,305 127,358
Chailease Holding Co. Ltd.
8,442 32,172
Chang Hwa Commercial Bank
Ltd.
48,641 30,550
Cheng Shin Rubber Industry
Co. Ltd.
9,594 11,926
China Airlines Ltd.
17,656 12,244
China Steel Corp.
61,372 40,353
Chunghwa Telecom Co. Ltd.
23,342 101,173
Compal Electronics, Inc.
43,127 39,008
CTBC Financial Holding Co. Ltd.
107,006 144,042
Delta Electronics, Inc.
12,474 290,126
E Ink Holdings, Inc.
4,511 38,810
E.Sun Financial Holding Co. Ltd.
87,687 95,950
Eclat Textile Co. Ltd.
1,052 13,800
Elite Material Co. Ltd.
2,127 84,887

DBX ETF Trust | 21
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
eMemory Technology, Inc.
312 21,076
Eva Airways Corp.
15,674 19,920
Evergreen Marine Corp. Taiwan
Ltd.
5,826 35,353
Far Eastern New Century Corp.
19,992 18,050
Far EasTone
Telecommunications Co. Ltd.
15,335 42,238
Feng TAY Enterprise Co. Ltd.
2,494 9,586
First Financial Holding Co. Ltd.
76,231 70,696
Formosa Chemicals & Fibre
Corp.
18,084 17,806
Formosa Plastics Corp.
21,207 27,021
Fortune Electric Co. Ltd.
766 16,212
Fubon Financial Holding Co. Ltd.
52,776 144,847
Gigabyte Technology Co. Ltd.
2,797 25,345
Global Unichip Corp.
512 22,276
Globalwafers Co. Ltd.
1,991 24,228
Hon Hai Precision Industry Co.
Ltd.
75,293 501,223
Hotai Motor Co. Ltd.
2,072 37,347
Hua Nan Financial Holdings Co.
Ltd.
61,739 56,348
Innolux Corp.
39,143 17,990
International Games System
Co. Ltd.
1,134 28,378
Inventec Corp.
19,349 26,046
Jentech Precision Industrial Co.
Ltd.
517 35,431
KGI Financial Holding Co. Ltd.
97,145 48,462
King Slide Works Co. Ltd.
350 34,634
Largan Precision Co. Ltd.
596 46,889
Lite-On Technology Corp.
11,706 49,781
Lotes Co. Ltd.
502 23,893
MediaTek, Inc.
9,649 432,429
Mega Financial Holding Co. Ltd.
70,934 92,933
Micro-Star International Co. Ltd.
4,202 18,557
Nan Ya Plastics Corp.
31,977 45,189
Nien Made Enterprise Co. Ltd.
740 10,470
Novatek Microelectronics Corp.
3,711 52,807
Pegatron Corp.
9,681 22,232
PharmaEssentia Corp.
1,065 17,297
President Chain Store Corp.
2,846 23,694
Quanta Computer, Inc.
15,741 135,168
Realtek Semiconductor Corp.
2,851 49,802
Shanghai Commercial & Savings
Bank Ltd.
35,384 47,457
SinoPac Financial Holdings Co.
Ltd.
70,766 54,169
Synnex Technology International
Corp.
6,351 13,670
Taiwan Business Bank
38,405 18,970
Taiwan Cooperative Financial
Holding Co. Ltd.
74,907 58,074
Taiwan High Speed Rail Corp.
9,687 8,746
Number
of Shares Value $
Taiwan Mobile Co. Ltd.
14,179 49,398
Taiwan Semiconductor
Manufacturing Co. Ltd.
153,423 5,821,838
TCC Group Holdings Co. Ltd.
41,495 30,474
TS Financial Holding Co. Ltd.
130,055 69,134
Unimicron Technology Corp.
7,075 33,443
Uni-President Enterprises Corp.
29,870 75,629
United Microelectronics Corp.
69,083 91,525
Vanguard International
Semiconductor Corp.
5,210 15,594
Voltronic Power Technology
Corp.
330 10,687
Wan Hai Lines Ltd.
4,590 12,432
Wistron Corp.
15,666 57,909
Wiwynn Corp.
594 57,613
WPG Holdings Ltd.
9,332 20,453
Yageo Corp.
9,120 41,618
Yang Ming Marine Transport
Corp.
9,320 17,592
Yuanta Financial Holding Co.
Ltd.
62,100 66,022
Zhen Ding Technology Holding
Ltd.
3,857 24,793
(Cost $5,071,530)
10,617,674
Thailand — 0.3%
Advanced Info Service PCL,
NVDR
4,800 43,562
Airports of Thailand PCL, NVDR
28,230 31,371
Bangkok Dusit Medical Services
PCL, NVDR
67,900 43,387
Bumrungrad Hospital PCL,
NVDR
5,600 30,770
Central Pattana PCL, NVDR
12,100 19,236
Charoen Pokphand Foods PCL,
NVDR
26,600 17,982
CP ALL PCL, NVDR
36,500 49,576
CP AXTRA PCL
19,581 10,820
Delta Electronics Thailand PCL,
NVDR
19,900 92,144
Gulf Development PCL *
29,338 42,565
Kasikornbank PCL, NVDR
5,100 26,527
Krung Thai Bank PCL, NVDR
29,200 22,174
Minor International PCL, NVDR
21,194 15,309
PTT Exploration & Production
PCL, NVDR
9,293 32,129
PTT PCL, NVDR
70,300 67,273
SCB X PCL, NVDR
8,200 32,527
Siam Cement PCL
6,500 43,139
TMBThanachart Bank PCL,
NVDR
321,800 18,874
True Corp. PCL, NVDR *
72,712 25,588
(Cost $672,877)
664,953
Turkey — 0.2%
Akbank TAS
17,951 29,775

22 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Aselsan Elektronik Sanayi Ve
Ticaret AS
11,480 51,140
BIM Birlesik Magazalar AS
2,736 35,241
Eregli Demir ve Celik Fabrikalari
TAS
18,703 13,572
Ford Otomotiv Sanayi AS
3,168 8,600
Haci Omer Sabanci Holding AS
7,732 17,701
KOC Holding AS
5,540 24,679
Turk Hava Yollari AO
3,631 29,562
Turkcell Iletisim Hizmetleri AS
10,085 23,235
Turkiye Is Bankasi AS, Class C
50,673 18,534
Turkiye Petrol Rafinerileri AS
6,092 25,495
Yapi ve Kredi Bankasi AS *
15,213 12,156
(Cost $209,012)
289,690
United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank
PJSC
18,015 74,258
Abu Dhabi Islamic Bank PJSC
9,892 57,473
Abu Dhabi National Oil Co. for
Distribution PJSC
15,036 15,392
ADNOC Drilling Co. PJSC
18,107 27,163
Adnoc Gas PLC
35,228 31,939
Aldar Properties PJSC
24,273 63,575
Americana Restaurants
International PLC - Foreign Co.
14,047 7,419
Dubai Electricity & Water
Authority PJSC
32,203 24,111
Dubai Islamic Bank PJSC
24,480 64,450
Emaar Development PJSC
5,442 21,854
Emaar Properties PJSC
44,453 174,280
Emirates NBD Bank PJSC
13,648 93,824
Emirates Telecommunications
Group Co. PJSC
21,377 105,228
First Abu Dhabi Bank PJSC
26,964 121,865
Multiply Group PJSC *
20,274 16,615
Salik Co PJSC
10,937 19,653
(Cost $666,757)
919,099
United Kingdom — 8.8%
3i Group PLC
6,135 333,258
Admiral Group PLC
1,698 83,217
Anglo American PLC
6,661 205,089
Anglogold Ashanti PLC
3,105 173,380
Ashtead Group PLC
2,778 204,483
Associated British Foods PLC
2,234 65,221
AstraZeneca PLC
9,658 1,539,038
Auto Trader Group PLC, 144A
6,093 66,146
Aviva PLC
18,702 164,709
BAE Systems PLC
18,396 436,986
Barclays PLC
87,063 424,099
Barratt Redrow PLC
8,864 43,094
BP PLC
97,344 568,515
British American Tobacco PLC
12,832 725,835
BT Group PLC
41,302 120,859
Number
of Shares Value $
Bunzl PLC
2,137 72,267
Centrica PLC
32,466 70,627
Coca-Cola Europacific Partners
PLC
1,424 126,537
Compass Group PLC
10,202 346,380
Diageo PLC
13,780 381,627
Entain PLC
5,518 65,482
GSK PLC
25,667 503,895
Haleon PLC
55,155 270,533
Halma PLC
2,928 130,122
Hikma Pharmaceuticals PLC
942 22,727
HSBC Holdings PLC
107,167 1,371,266
Imperial Brands PLC
4,666 196,891
Informa PLC
8,446 99,362
InterContinental Hotels Group
PLC
871 105,387
International Consolidated
Airlines Group SA
7,785 40,183
Intertek Group PLC
845 53,565
J Sainsbury PLC
11,583 46,873
JD Sports Fashion PLC
16,289 21,140
Kingfisher PLC
12,524 43,571
Land Securities Group PLC REIT
4,553 34,092
Legal & General Group PLC
36,247 121,254
Lloyds Banking Group PLC
354,446 380,956
London Stock Exchange Group
PLC
2,778 344,235
M&G PLC
18,269 65,460
Marks & Spencer Group PLC
13,231 61,768
Melrose Industries PLC
8,666 68,872
Metlen Energy & Metals PLC *
628 40,188
Mondi PLC
2,660 37,445
National Grid PLC
29,746 418,531
NatWest Group PLC
49,900 344,374
Next PLC
742 119,895
Pearson PLC
3,994 58,140
Phoenix Group Holdings PLC
4,200 38,687
Reckitt Benckiser Group PLC
4,094 306,000
RELX PLC
11,313 526,916
Rentokil Initial PLC
17,425 85,963
Rio Tinto PLC
6,884 431,911
Rolls-Royce Holdings PLC
51,421 743,657
Sage Group PLC
7,445 109,331
Schroders PLC
4,645 23,857
Segro PLC REIT
7,981 67,635
Severn Trent PLC
1,366 47,745
Shell PLC
36,783 1,354,262
Smith & Nephew PLC
4,785 89,444
Smiths Group PLC
2,248 71,585
Spirax Group PLC
429 42,299
SSE PLC
7,257 169,688
Standard Chartered PLC
12,413 232,535

DBX ETF Trust | 23
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Tesco PLC
43,171 246,645
Unilever PLC
15,437 970,624
United Utilities Group PLC
4,182 65,003
Vodafone Group PLC
141,067 168,473
Whitbread PLC
1,147 48,756
Wise PLC, Class A *
4,265 60,759
WPP PLC
6,828 36,075
(Cost $12,939,220)
17,155,424
United States — 0.3%
BeOne Medicines Ltd., Class H *
4,715 111,411
Brookfield Asset Management
Ltd., Class A
2,417 145,458
Brookfield Renewable Corp.
867 29,223
Legend Biotech Corp., ADR *
509 17,678
RB Global, Inc.
1,227 140,546
Southern Copper Corp.
567 54,531
(Cost $336,854)
498,847
TOTAL COMMON STOCKS
(Cost $134,961,838)
188,645,340
PREFERRED STOCKS — 0.7%
Brazil — 0.4%
Banco Bradesco SA
33,704 104,621
Centrais Eletricas Brasileiras SA,
Class B
958 8,432
Cia Energetica de Minas Gerais
9,615 19,702
Companhia Paranaense de
Energia, Class B
3,634 8,056
Gerdau SA
7,372 22,652
Itau Unibanco Holding SA
33,294 236,356
Itausa SA
41,494 85,868
Petroleo Brasileiro SA
29,680 170,246
(Cost $494,486)
655,933
Chile — 0.0%
Sociedad Quimica y Minera de
Chile SA, Class B *
(Cost $24,991)
767 34,981
Colombia — 0.0%
Grupo Cibest SA
(Cost $22,107)
2,362 29,575
Germany — 0.2%
Bayerische Motoren Werke AG
369 35,313
Dr Ing hc F Porsche AG, 144A
780 41,383
Henkel AG & Co. KGaA
1,047 88,265
Porsche Automobil Holding SE
907 38,614
Sartorius AG
124 28,752
Volkswagen AG
1,348 157,040
(Cost $504,855)
389,367
India — 0.0%
TVS Motor Co. Ltd. * (c)
(Cost $0)
4,704 533
Number
of Shares Value $
Russia — 0.0%
Surgutneftegas PAO * (c)
(Cost $22,480)
41,062 0
South Korea — 0.1%
Hyundai Motor Co.
104 12,343
Hyundai Motor Co. - 2nd
Preferred
210 25,679
Samsung Electronics Co. Ltd.
5,193 211,418
(Cost $148,329)
249,440
TOTAL PREFERRED STOCKS
(Cost $1,217,248)
1,359,829
RIGHTS — 0.0%
Italy — 0.0%
Telecom Italia SpA* , expires
9/26/25(c)
(Cost $0)
64,053 0
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*
(c)
,
expires 3/31/40
(Cost $0)
108 0
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/26
(Cost $0)
7,920 5
TOTAL WARRANTS
(Cost $0)
5
EXCHANGE-TRADED FUNDS
— 0.1%
Xtrackers Harvest CSI 300 China
A-Shares ETF (d)(e)
(Cost $159,480)
6,000 191,700
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 4.24%
(f)(g)
(Cost $175,500)
175,500 175,500
CASH EQUIVALENTS — 2.5%
DWS Government Money Market
Series "Institutional Shares",
4.25% (f)
(Cost $4,833,761)
4,833,761 4,833,761
TOTAL INVESTMENTS
— 100.7%
(Cost $141,347,827)
195,206,135
Other assets and liabilities,
net — (0.7%)
(1,273,631)
NET ASSETS — 100.0%
193,932,504

24 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG (b)
305,389 38,775 (18,676) 1,381 79,891 — — 11,578 406,760
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers Harvest CSI 300 China A-Shares ETF (e)
158,040 — — — 33,660 — — 6,000 191,700
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.24% (f)(g)
— 175,500 (h) — — — 406 — 175,500 175,500
CASH EQUIVALENTS — 2.5%
DWS Government Money Market Series "Institutional Shares", 4.25% (f)
1,734,283 8,591,041 (5,491,563) — — 33,499 — 4,833,761 4,833,761
2,197,712 8,805,316 (5,510,239) 1,381 113,551 33,905 — 5,026,839 5,607,721
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Investment was valued using significant unobservable inputs.
(d) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $171,342, which is 0.1% of net assets.
(e)
Affiliated fund advised by DBX Advisors LLC.
(f)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2025.
ADR: American Depositary Receipt
CDI: Chess Depositary Interests
CPO: Ordinary Participation Certificates
CVA: Certificaten Van Aandelen (Dutch Certificate)
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 25
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
At August 31, 2025 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:
At August 31, 2025, open futures contracts purchased were as follows:
At August 31, 2025, the Fund had the following forward foreign currency contracts outstanding:
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
48,135,294 25 .3
Industrials
28,099,462 14 .8
Information Technology
24,709,028 13 .0
Consumer Discretionary
19,701,737 10 .4
Health Care
15,125,635 7 .9
Consumer Staples
12,377,338 6 .6
Materials
12,216,905 6 .4
Communication Services
11,917,397 6 .3
Energy
8,751,126 4 .6
Utilities
5,792,143 3 .0
Real Estate
3,179,109 1 .7
Total
190,005,174 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
MSCI EAFE Index
USD 14 1,855,665 1,904,770 9/19/2025 49,105
MSCI Emerging Markets Index
USD 14 870,455 885,430 9/19/2025 14,975
MSCI India Index
USD 8 1,033,410 976,240 9/19/2025 (57,170)
S&P/TSX 60 Index Mini
CAD 4 237,761 246,944 9/18/2025 9,183
Total net unrealized appreciation
16,093
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
9/2/2025 CAD 82,100 USD 59,371 — (410)
JP Morgan & Chase Co.
9/2/2025 CAD 8,825,500 USD 6,393,490 — (32,767)
JP Morgan & Chase Co.
9/2/2025 CAD 714,000 USD 517,239 — (2,658)
RBC Capital Markets
9/2/2025 CAD 11,306,100 USD 8,183,226 — (49,272)
JP Morgan & Chase Co.
9/2/2025 PHP 13,434,900 USD 230,034 — (5,068)
JP Morgan & Chase Co.
9/2/2025 USD 7,007,976 CAD 9,621,600 — (2,041)
RBC Capital Markets
9/2/2025 USD 8,234,896 CAD 11,306,100 — (2,398)
JP Morgan & Chase Co.
9/2/2025 USD 235,016 PHP 13,434,900 86 —
Citigroup Global Markets
9/3/2025 AED 1,123,900 USD 306,007 10 —
Citigroup Global Markets
9/3/2025 AED 349,000 USD 95,021 1 —
JP Morgan & Chase Co.
9/3/2025 AED 1,978,200 USD 538,585 — (6)
Morgan Stanley Capital
9/3/2025 AUD 49,200 USD 31,662 — (538)
Morgan Stanley Capital
9/3/2025 AUD 426,000 USD 274,305 — (4,505)
Morgan Stanley Capital
9/3/2025 AUD 12,052,900 USD 7,764,247 — (124,192)
The Bank of New York Mellon
9/3/2025 CHF 35,700 USD 44,111 — (522)

26 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
The Bank of New York Mellon
9/3/2025 CHF 194,000 USD 239,763 — (2,781)
The Bank of New York Mellon
9/3/2025 CHF 8,880,600 USD 10,977,364 — (125,423)
JP Morgan & Chase Co.
9/3/2025 CNH 749,000 USD 104,125 — (1,078)
JP Morgan & Chase Co.
9/3/2025 CNH 15,452,500 USD 2,148,219 — (22,198)
RBC Capital Markets
9/3/2025 CZK 1,736,400 USD 80,947 — (2,119)
RBC Capital Markets
9/3/2025 CZK 735,000 USD 34,237 — (924)
JP Morgan & Chase Co.
9/3/2025 DKK 16,914,900 USD 2,600,273 — (51,263)
Citigroup Global Markets
9/3/2025 EGP 2,522,000 USD 50,846 — (1,013)
The Bank of New York Mellon
9/3/2025 EUR 34,805,100 USD 39,915,359 — (811,020)
The Bank of New York Mellon
9/3/2025 EUR 142,100 USD 162,735 — (3,540)
The Bank of New York Mellon
9/3/2025 EUR 1,273,000 USD 1,459,880 — (29,691)
JP Morgan & Chase Co.
9/3/2025 GBP 699,000 USD 925,279 — (19,517)
JP Morgan & Chase Co.
9/3/2025 GBP 51,000 USD 67,457 — (1,477)
JP Morgan & Chase Co.
9/3/2025 GBP 12,248,000 USD 16,213,106 — (341,773)
JP Morgan & Chase Co.
9/3/2025 HKD 113,418,300 USD 14,489,556 — (61,154)
JP Morgan & Chase Co.
9/3/2025 HKD 7,841,000 USD 1,001,671 — (4,270)
JP Morgan & Chase Co.
9/3/2025 HKD 477,700 USD 61,026 — (260)
JP Morgan & Chase Co.
9/3/2025 HUF 56,205,800 USD 160,684 — (5,179)
JP Morgan & Chase Co.
9/3/2025 IDR 10,055,201,200 USD 609,776 28 —
JP Morgan & Chase Co.
9/3/2025 IDR 428,739,000 USD 25,943 — (55)
JP Morgan & Chase Co.
9/3/2025 ILS 181,000 USD 53,359 — (870)
JP Morgan & Chase Co.
9/3/2025 ILS 2,112,000 USD 622,628 — (10,151)
JP Morgan & Chase Co.
9/3/2025 INR 2,851,100 USD 32,502 190 —
JP Morgan & Chase Co.
9/3/2025 INR 323,258,600 USD 3,683,288 19,684 —
RBC Capital Markets
9/3/2025 INR 415,307,700 USD 4,732,754 25,925 —
JP Morgan & Chase Co.
9/3/2025 JPY 14,606,300 USD 97,207 — (2,219)
JP Morgan & Chase Co.
9/3/2025 JPY 3,560,452,200 USD 23,737,266 — (498,989)
JP Morgan & Chase Co.
9/3/2025 JPY 147,313,000 USD 982,113 — (20,657)
JP Morgan & Chase Co.
9/3/2025 KRW 542,566,000 USD 389,243 — (1,084)
JP Morgan & Chase Co.
9/3/2025 KRW 7,767,419,800 USD 5,607,152 19,201 —
JP Morgan & Chase Co.
9/3/2025 KRW 32,736,300 USD 23,477 — (74)
JP Morgan & Chase Co.
9/3/2025 KWD 11,000 USD 35,914 — (100)
JP Morgan & Chase Co.
9/3/2025 KWD 115,000 USD 375,865 — (650)
Bank of America
9/3/2025 MXN 19,941,300 USD 1,055,676 — (12,393)
RBC Capital Markets
9/3/2025 MYR 2,963,400 USD 703,661 2,185 —
RBC Capital Markets
9/3/2025 MYR 2,963,400 USD 695,389 — (6,087)
Goldman Sachs & Co.
9/3/2025 NOK 7,116,800 USD 691,505 — (16,495)
Goldman Sachs & Co.
9/3/2025 NOK 260,000 USD 25,263 — (603)
JP Morgan & Chase Co.
9/3/2025 NZD 362,300 USD 214,107 345 —
RBC Capital Markets
9/3/2025 PLN 2,218,000 USD 593,552 — (15,141)
JP Morgan & Chase Co.
9/3/2025 QAR 138,000 USD 37,823 — (80)
JP Morgan & Chase Co.
9/3/2025 QAR 1,416,600 USD 388,895 — (197)
Citigroup Global Markets
9/3/2025 SAR 7,006,200 USD 1,866,528 — (590)
Citigroup Global Markets
9/3/2025 SAR 156,000 USD 41,559 — (14)
The Bank of New York Mellon
9/3/2025 SEK 33,130,600 USD 3,401,202 — (99,979)
The Bank of New York Mellon
9/3/2025 SEK 1,106,000 USD 113,536 — (3,344)
RBC Capital Markets
9/3/2025 SGD 146,000 USD 112,793 — (1,022)
RBC Capital Markets
9/3/2025 SGD 1,961,800 USD 1,515,629 — (13,704)
JP Morgan & Chase Co.
9/3/2025 THB 3,579,000 USD 109,392 — (1,115)
JP Morgan & Chase Co.
9/3/2025 THB 18,533,700 USD 566,484 — (5,771)
Goldman Sachs & Co.
9/3/2025 TRY 2,267,000 USD 54,242 — (707)

DBX ETF Trust | 27
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Goldman Sachs & Co.
9/3/2025 TRY 10,690,800 USD 255,883 — (3,249)
JP Morgan & Chase Co.
9/3/2025 TWD 13,615,000 USD 455,885 10,398 —
JP Morgan & Chase Co.
9/3/2025 TWD 231,191,400 USD 7,731,120 166,472 —
RBC Capital Markets
9/3/2025 TWD 1,245,400 USD 41,700 951 —
RBC Capital Markets
9/3/2025 TWD 71,339,000 USD 2,385,042 50,810 —
Citigroup Global Markets
9/3/2025 USD 401,009 AED 1,472,900 8 —
JP Morgan & Chase Co.
9/3/2025 USD 538,570 AED 1,978,200 22 —
RBC Capital Markets
9/3/2025 USD 8,199,641 AUD 12,528,100 — (192)
The Bank of New York Mellon
9/3/2025 USD 11,401,414 CHF 9,110,300 — (11,449)
JP Morgan & Chase Co.
9/3/2025 USD 2,274,804 CNH 16,201,500 815 —
RBC Capital Markets
9/3/2025 USD 118,322 CZK 2,471,400 — (95)
JP Morgan & Chase Co.
9/3/2025 USD 289,168 DKK 1,881,000 5,692 —
The Bank of New York Mellon
9/3/2025 USD 2,357,427 DKK 15,033,900 — (751)
Citigroup Global Markets
9/3/2025 USD 51,865 EGP 2,522,000 — (6)
Morgan Stanley Capital
9/3/2025 USD 42,396,396 EUR 36,220,200 — (14,171)
JP Morgan & Chase Co.
9/3/2025 USD 17,560,948 GBP 12,998,000 7,661 —
Bank of America
9/3/2025 USD 15,615,616 HKD 121,737,000 2,320 —
JP Morgan & Chase Co.
9/3/2025 USD 165,768 HUF 56,205,800 95 —
JP Morgan & Chase Co.
9/3/2025 USD 635,722 IDR 10,483,940,200 25 —
JP Morgan & Chase Co.
9/3/2025 USD 685,589 ILS 2,293,000 1,419 —
JP Morgan & Chase Co.
9/3/2025 USD 169,001 INR 14,815,000 — (1,098)
RBC Capital Markets
9/3/2025 USD 3,528,550 INR 311,294,700 — (538)
RBC Capital Markets
9/3/2025 USD 4,707,546 INR 415,307,700 — (717)
JP Morgan & Chase Co.
9/3/2025 USD 25,352,437 JPY 3,722,371,500 — (13,986)
JP Morgan & Chase Co.
9/3/2025 USD 6,004,377 KRW 8,342,722,100 — (2,548)
JP Morgan & Chase Co.
9/3/2025 USD 412,118 KWD 126,000 412 —
Bank of America
9/3/2025 USD 1,069,554 MXN 19,941,300 — (1,485)
RBC Capital Markets
9/3/2025 USD 703,661 MYR 2,963,400 — (2,185)
RBC Capital Markets
9/3/2025 USD 702,794 MYR 2,963,400 — (1,318)
Goldman Sachs & Co.
9/3/2025 USD 734,200 NOK 7,376,800 — (334)
JP Morgan & Chase Co.
9/3/2025 USD 213,782 NZD 362,300 — (20)
RBC Capital Markets
9/3/2025 USD 608,679 PLN 2,218,000 14 —
JP Morgan & Chase Co.
9/3/2025 USD 426,287 QAR 1,554,600 709 —
Citigroup Global Markets
9/3/2025 USD 1,908,775 SAR 7,162,200 — (84)
The Bank of New York Mellon
9/3/2025 USD 3,616,778 SEK 34,236,600 1,283 —
RBC Capital Markets
9/3/2025 USD 1,643,017 SGD 2,107,800 131 —
JP Morgan & Chase Co.
9/3/2025 USD 684,971 THB 22,112,700 — (2,209)
Goldman Sachs & Co.
9/3/2025 USD 314,636 TRY 12,957,800 — (554)
RBC Capital Markets
9/3/2025 USD 8,013,040 TWD 244,806,400 — (2,906)
RBC Capital Markets
9/3/2025 USD 2,375,844 TWD 72,584,400 — (862)
Goldman Sachs & Co.
9/3/2025 USD 1,796,631 ZAR 31,791,300 5,233 —
Goldman Sachs & Co.
9/3/2025 ZAR 30,219,300 USD 1,667,750 — (45,017)
Goldman Sachs & Co.
9/3/2025 ZAR 1,572,000 USD 86,754 — (2,344)
JP Morgan & Chase Co.
9/4/2025 BRL 3,209,000 USD 568,531 — (22,720)
RBC Capital Markets
9/4/2025 BRL 7,927,400 USD 1,406,692 — (53,914)
Goldman Sachs & Co.
9/4/2025 CLP 224,554,700 USD 229,353 — (2,907)
JP Morgan & Chase Co.
9/4/2025 COP 156,011,000 USD 37,301 — (1,518)
JP Morgan & Chase Co.
9/4/2025 USD 590,183 BRL 3,209,000 1,069 —
RBC Capital Markets
9/4/2025 USD 1,459,250 BRL 7,927,400 1,356 —
Goldman Sachs & Co.
9/4/2025 USD 233,180 CLP 224,554,700 — (921)
JP Morgan & Chase Co.
9/4/2025 USD 38,765 COP 156,011,000 54 —

28 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Citigroup Global Markets
10/2/2025 AED 1,472,900 USD 401,035 — (22)
Citigroup Global Markets
10/2/2025 AED 100,500 USD 27,363 — (2)
JP Morgan & Chase Co.
10/2/2025 AED 1,978,200 USD 538,561 — (84)
RBC Capital Markets
10/2/2025 AUD 193,000 USD 126,383 4 —
RBC Capital Markets
10/2/2025 AUD 385,500 USD 252,421 — (11)
RBC Capital Markets
10/2/2025 AUD 12,528,100 USD 8,203,826 225 —
JP Morgan & Chase Co.
10/2/2025 CAD 657,400 USD 479,348 — (75)
JP Morgan & Chase Co.
10/2/2025 CAD 9,621,600 USD 7,017,775 1,018 —
JP Morgan & Chase Co.
10/2/2025 CAD 766,000 USD 558,721 99 —
RBC Capital Markets
10/2/2025 CAD 11,306,100 USD 8,246,771 1,556 —
The Bank of New York Mellon
10/2/2025 CHF 138,000 USD 173,310 158 —
The Bank of New York Mellon
10/2/2025 CHF 280,300 USD 351,606 — (94)
The Bank of New York Mellon
10/2/2025 CHF 9,110,300 USD 11,442,369 11,455 —
RBC Capital Markets
10/2/2025 CZK 2,471,400 USD 118,414 94 —
The Bank of New York Mellon
10/2/2025 DKK 467,700 USD 73,461 — (12)
The Bank of New York Mellon
10/2/2025 DKK 401,000 USD 63,010 15 —
The Bank of New York Mellon
10/2/2025 DKK 15,033,900 USD 2,362,502 755 —
Morgan Stanley Capital
10/2/2025 EUR 1,087,900 USD 1,275,202 — (154)
Morgan Stanley Capital
10/2/2025 EUR 36,220,200 USD 42,475,103 13,808 —
JP Morgan & Chase Co.
10/2/2025 GBP 398,800 USD 539,142 — (36)
JP Morgan & Chase Co.
10/2/2025 GBP 162,000 USD 218,931 — (94)
JP Morgan & Chase Co.
10/2/2025 GBP 12,998,000 USD 17,565,705 — (7,621)
JP Morgan & Chase Co.
10/2/2025 HUF 56,205,800 USD 165,481 — (107)
JP Morgan & Chase Co.
10/2/2025 JPY 3,722,371,500 USD 25,434,061 13,726 —
JP Morgan & Chase Co.
10/2/2025 JPY 178,642,000 USD 1,220,731 773 —
JP Morgan & Chase Co.
10/2/2025 JPY 118,212,500 USD 807,043 — (238)
JP Morgan & Chase Co.
10/2/2025 KWD 126,000 USD 412,204 — (546)
Bank of America
10/2/2025 MXN 19,941,300 USD 1,066,243 1,451 —
Bank of America
10/2/2025 MXN 749,000 USD 40,048 54 —
Bank of America
10/2/2025 MXN 627,000 USD 33,489 10 —
Goldman Sachs & Co.
10/2/2025 NOK 7,376,800 USD 734,306 312 —
JP Morgan & Chase Co.
10/2/2025 NZD 362,300 USD 213,982 — (5)
JP Morgan & Chase Co.
10/2/2025 PHP 1,710,000 USD 29,885 — (8)
JP Morgan & Chase Co.
10/2/2025 PHP 13,434,900 USD 234,749 — (105)
RBC Capital Markets
10/2/2025 PLN 2,218,000 USD 608,399 — (17)
JP Morgan & Chase Co.
10/2/2025 QAR 1,554,600 USD 426,239 — (988)
Citigroup Global Markets
10/2/2025 SAR 7,162,200 USD 1,907,715 77 —
The Bank of New York Mellon
10/2/2025 SEK 1,058,000 USD 111,998 — (17)
The Bank of New York Mellon
10/2/2025 SEK 678,000 USD 71,747 — (36)
The Bank of New York Mellon
10/2/2025 SEK 34,236,600 USD 3,623,457 — (1,313)
RBC Capital Markets
10/2/2025 SGD 2,107,800 USD 1,646,937 — (151)
RBC Capital Markets
10/2/2025 SGD 44,000 USD 34,380 — (3)
RBC Capital Markets
10/2/2025 SGD 65,200 USD 50,939 — (10)
JP Morgan & Chase Co.
10/2/2025 THB 22,112,700 USD 685,614 1,246 —
Goldman Sachs & Co.
10/2/2025 TRY 12,957,800 USD 306,603 522 —
Citigroup Global Markets
10/2/2025 USD 36,487 AED 134,000 — —
Morgan Stanley Capital
10/2/2025 USD 376,580 EUR 321,000 — (269)
Goldman Sachs & Co.
10/2/2025 ZAR 31,791,300 USD 1,793,145 — (5,185)
Goldman Sachs & Co.
10/2/2025 ZAR 1,104,000 USD 62,268 — (182)
Goldman Sachs & Co.
10/2/2025 ZAR 996,800 USD 56,393 7 —
JP Morgan & Chase Co.
10/3/2025 BRL 3,209,000 USD 585,893 — (965)

DBX ETF Trust | 29
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
10/3/2025 BRL 342,100 USD 62,608 45 —
JP Morgan & Chase Co.
10/3/2025 BRL 154,000 USD 28,151 — (12)
RBC Capital Markets
10/3/2025 BRL 7,927,400 USD 1,448,656 — (1,096)
Goldman Sachs & Co.
10/3/2025 CLP 224,554,700 USD 233,175 895 —
JP Morgan & Chase Co.
10/3/2025 COP 156,011,000 USD 38,665 — (34)
JP Morgan & Chase Co.
10/3/2025 COP 184,806,000 USD 45,784 — (58)
Bank of America
10/3/2025 HKD 121,737,000 USD 15,631,577 — (2,519)
Bank of America
10/3/2025 HKD 3,631,500 USD 466,317 — (59)
JP Morgan & Chase Co.
10/3/2025 IDR 1,088,795,000 USD 66,140 154 —
JP Morgan & Chase Co.
10/3/2025 IDR 10,483,940,200 USD 634,683 — (697)
RBC Capital Markets
10/3/2025 MYR 2,963,400 USD 703,629 1,358 —
RBC Capital Markets
10/3/2025 TWD 9,570,000 USD 314,112 215 —
RBC Capital Markets
10/3/2025 TWD 244,806,400 USD 8,032,760 3,078 —
RBC Capital Markets
10/3/2025 TWD 72,584,400 USD 2,381,691 913 —
Bank of America
10/3/2025 USD 243,460 HKD 1,896,000 34 —
JP Morgan & Chase Co.
10/3/2025 USD 51,893 TWD 1,582,000 — (3)
Citigroup Global Markets
10/6/2025 EGP 2,522,000 USD 51,178 61 —
JP Morgan & Chase Co.
10/6/2025 ILS 240,000 USD 71,762 — (157)
JP Morgan & Chase Co.
10/6/2025 ILS 2,293,000 USD 685,601 — (1,530)
RBC Capital Markets
10/6/2025 INR 311,294,700 USD 3,521,792 — (793)
RBC Capital Markets
10/6/2025 INR 415,307,700 USD 4,698,529 — (1,057)
RBC Capital Markets
10/6/2025 INR 21,029,000 USD 238,176 213 —
JP Morgan & Chase Co.
10/6/2025 USD 369,590 INR 32,644,000 — (193)
JP Morgan & Chase Co.
10/10/2025 CNH 16,201,500 USD 2,281,033 — (1,699)
JP Morgan & Chase Co.
10/10/2025 CNH 491,000 USD 69,139 — (42)
JP Morgan & Chase Co.
10/10/2025 KRW 243,193,300 USD 175,491 187 —
JP Morgan & Chase Co.
10/10/2025 KRW 8,342,722,100 USD 6,015,851 2,067 —
JP Morgan & Chase Co.
10/10/2025 USD 228,777 KRW 317,344,000 — (23)
Total unrealized appreciation (depreciation)
381,189 (2,639,568)

30 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Currency Abbreviations
AED Arab Emirates Dirham
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KWD Kuwaiti Dinar
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PHP Philippine Peso
PLN Polish Zloty
QAR Qatari Rial
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

DBX ETF Trust | 31
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
During the period ended August 31, 2025, the amount of transfers from Level 3 to Level 1 was $12,073. The investment was transferred from Level 3 to Level
1 due to the availability of a pricing source supported by observable inputs. Transfers between price levels are recognized at the beginning of the reporting period.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBAW-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 188,645,340 $ — $ 0 $ 188,645,340
Preferred Stocks (a)
1,359,296 — 533 1,359,829
Rights
— — 0 0
Warrants (a)
5 — 0 5
Exchange-Traded Funds
191,700 — — 191,700
Short-Term Investments (a)
5,009,261 — — 5,009,261
Derivatives (b)
Forward Foreign Currency Contracts
— 381,189 — 381,189
Futures Contracts
73,263 — — 73,263
TOTAL
$ 195,278,865 $ 381,189 $ 533 $ 195,660,587
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (2,639,568) $ — $ (2,639,568)
Futures Contracts
(57,170) — — (57,170)
TOTAL
$ (57,170) $ (2,639,568) $ — $ (2,696,738)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.